UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-7736

Janus Aspen Series

(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206

(Address of principal executive offices) (Zip code)

Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado 80206

(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 12/31

Date of reporting period: 3/31/13

Item 1. Schedule of Investments.

Janus Aspen Balanced Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 1.6%
$ 513,000	AmeriCredit Automobile Receivables Trust 2.6800%, 10/9/18	$ 527,568
5,578,948	Banc of America Large Loan Trust 2.5030%, 11/15/15 (144A),‡	5,609,448
194,000	Banc of America Large Loan Trust 1.3032%, 8/15/29 (144A),‡	189,306
760,554	Beacon Container Finance LLC 3.7200%, 9/20/27 (144A)	792,716
662,000	Commercial Mortgage Pass Through Certificates 3.3960%, 3/10/31 (144A)	681,240
1,248,000	Commercial Mortgage Trust 5.8670%, 12/10/49‡	1,411,949
510,000	FREMF Mortgage Trust 2.7997%, 5/25/19 (144A),‡	536,002
667,000	FREMF Mortgage Trust 4.9323%, 7/25/21 (144A),‡	742,059
422,000	GS Mortgage Securities Corp. II 3.7700%, 1/10/18 (144A),‡	428,742
262,000	GS Mortgage Securities Corp. II 2.9540%, 11/5/22 (144A)	261,001
758,000	GS Mortgage Securities Corp. II 3.4350%, 12/10/27 (144A),‡	685,847
367,000	GS Mortgage Securities Corp. II 3.8022%, 11/8/29 (144A),‡	368,558
804,000	GS Mortgage Securities Corp. II 2.8022%, 11/8/29 (144A),‡	808,134
1,384,000	GS Mortgage Securities Corp. Trust 3.5510%, 4/10/34 (144A),‡	1,455,297
418,000	Santander Drive Auto Receivables Trust 2.5200%, 9/15/16	424,591
446,000	Santander Drive Auto Receivables Trust 3.3000%, 9/17/18	460,954
547,000	Wachovia Bank Commercial Mortgage Trust 5.5910%, 4/15/47‡	604,869
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $15,586,202)		15,988,281
Bank Loans — 0.3%
Casino Hotels — 0.1%
1,414,455	MGM Resorts International 4.2500%, 12/20/19‡	1,436,379
Metal - Iron — 0.1%
609,935	FMG Resources August 2006 Pty, Ltd. 5.2500%, 10/18/17‡	616,852
Pharmaceuticals — 0.1%
696,057	Quintiles Transnational Corp. 4.5000%, 6/8/18‡	704,326
Total Bank Loans (cost $2,708,044)		2,757,557
Common Stock — 58.4%
Aerospace and Defense — 1.7%
196,141	Boeing Co.	16,838,705
Agricultural Chemicals — 0.5%
63,567	Syngenta A.G. (ADR)	5,323,736
Apparel Manufacturers — 0.6%
126,957	Coach, Inc.	6,346,580
Applications Software — 1.3%
90,285	Intuit, Inc.	5,927,210
256,769	Microsoft Corp.	7,346,161
		13,273,371
Athletic Footwear — 1.5%
258,319	NIKE, Inc. - Class B	15,243,404
Automotive - Cars and Light Trucks — 0.3%
46,357	Daimler A.G. (U.S. Shares)	2,528,774
Beverages - Wine and Spirits — 0.6%
171,533	Diageo PLC**	5,407,313
Cable/Satellite Television — 1.8%
60,609	DIRECTV*	3,431,076
150,583	Time Warner Cable, Inc.	14,465,003
		17,896,079
Casino Hotels — 1.1%
195,102	Las Vegas Sands Corp.	10,993,998
Chemicals - Diversified — 3.3%
342,667	E.I. du Pont de Nemours & Co.	16,845,510
255,352	LyondellBasell Industries N.V. - Class A	16,161,228
		33,006,738
Commercial Banks — 1.8%
253,836	CIT Group, Inc.*	11,036,789
271,878	Standard Chartered PLC**	7,036,099
		18,072,888
Commercial Services - Finance — 1.2%
21,542	MasterCard, Inc. - Class A	11,657,022
Computers — 2.0%
45,653	Apple, Inc.	20,207,387
Cosmetics and Toiletries — 0.5%
80,586	Estee Lauder Cos., Inc. - Class A	5,159,922
Diversified Banking Institutions — 0.8%
166,631	JPMorgan Chase & Co.	7,908,307
Diversified Operations — 0.3%
43,187	Dover Corp.	3,147,469
E-Commerce/Products — 1.0%
183,978	eBay, Inc.*	9,975,287
E-Commerce/Services — 0.6%
8,604	priceline.com, Inc.*	5,918,950
Electronic Components - Miscellaneous — 1.6%
73,418	Garmin, Ltd.	2,425,730
318,075	TE Connectivity, Ltd. (U.S. Shares)	13,336,885
		15,762,615
Electronic Connectors — 0.4%
55,912	Amphenol Corp. - Class A	4,173,831
Enterprise Software/Services — 0.4%
170,622	CA, Inc.	4,294,556
Finance - Credit Card — 0.3%
49,994	American Express Co.	3,372,595
Finance - Investment Bankers/Brokers — 0.2%
33,949	Greenhill & Co., Inc.	1,812,198
Food - Confectionary — 0.9%
100,886	Hershey Co.	8,830,552
Instruments - Controls — 0.8%
108,791	Honeywell International, Inc.	8,197,402
Investment Management and Advisory Services — 1.3%
641,344	Blackstone Group L.P.	12,685,784
Life and Health Insurance — 0.6%
353,242	Prudential PLC**	5,715,282
Medical - Drugs — 5.6%
167,231	Abbott Laboratories	5,906,599
301,531	AbbVie, Inc.	12,296,434
76,495	Allergan, Inc.	8,539,137
127,276	Bristol-Myers Squibb Co.	5,242,499
97,117	Johnson & Johnson	7,917,949
78,955	Shire PLC (ADR)**	7,213,329
50,558	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	3,792,861
125,048	Zoetis, Inc.	4,176,603
		55,085,411
Medical - Generic Drugs — 0.7%
252,365	Mylan, Inc.*	7,303,443
Medical - HMO — 1.3%
248,014	Aetna, Inc.	12,678,476
Medical - Wholesale Drug Distributors — 0.7%
128,979	AmerisourceBergen Corp.	6,635,970
Metal Processors and Fabricators — 0.4%
22,047	Precision Castparts Corp.	4,180,552
Multimedia — 0.9%
150,415	Viacom, Inc. - Class B	9,261,052
Oil and Gas Drilling — 0.2%
62,441	Noble Corp.	2,382,124
Oil Companies - Integrated — 1.7%
141,251	Chevron Corp.	16,783,444
Oil Field Machinery and Equipment — 0.6%
78,831	National Oilwell Varco, Inc.	5,577,293
Oil Refining and Marketing — 0.3%
64,055	Valero Energy Corp.	2,913,862
Pharmacy Services — 1.2%
212,606	Express Scripts Holding Co.*	12,256,736
Pipelines — 1.5%
242,189	Enterprise Products Partners L.P.	14,601,575
Real Estate Management/Services — 0.6%
6,399,631	Colony American Homes Holdings III L.P. - Private Placement*,**, ºº	6,399,631
REIT - Health Care — 0.8%
102,527	Ventas, Inc.	7,504,976
Retail - Auto Parts — 0.4%
10,843	AutoZone, Inc.*	4,302,177
Retail - Building Products — 0.5%
66,734	Home Depot, Inc.	4,656,699
Retail - Major Department Stores — 0.8%
140,434	Nordstrom, Inc.	7,756,170
Software Tools — 0.3%
41,656	VMware, Inc. - Class A*	3,285,825
Super-Regional Banks — 1.6%
458,345	U.S. Bancorp	15,551,646
Telephone - Integrated — 0.9%
179,985	CenturyLink, Inc.	6,322,873
43,302	Verizon Communications, Inc.	2,128,293
		8,451,166
Television — 2.5%
519,822	CBS Corp. - Class B	24,270,489
Tobacco — 2.7%
213,920	Altria Group, Inc.	7,356,709
209,424	Philip Morris International, Inc.**	19,415,699
		26,772,408
Toys — 2.0%
459,043	Mattel, Inc.	20,101,493
Transportation - Railroad — 1.9%
45,145	Canadian Pacific Railway, Ltd. (U.S. Shares)	5,890,068
89,341	Union Pacific Corp.	12,723,052
		18,613,120
Wireless Equipment — 0.9%
137,715	Motorola Solutions, Inc.	8,817,891
Total Common Stock (cost $415,074,599)		579,894,374
Corporate Bonds — 23.7%
Aerospace and Defense – Equipment — 0.2%
$ 1,039,000	Exelis, Inc. 4.2500%, 10/1/16	1,115,557
469,000	Exelis, Inc. 5.5500%, 10/1/21	498,714
271,000	TransDigm, Inc. 7.7500%, 12/15/18	297,423
		1,911,694
Agricultural Chemicals — 0.3%
1,161,000	CF Industries, Inc. 6.8750%, 5/1/18	1,391,054
940,000	CF Industries, Inc. 7.1250%, 5/1/20	1,164,663
		2,555,717
Airlines — 0.1%
889,000	Southwest Airlines Co. 5.1250%, 3/1/17	976,983
Automotive - Cars and Light Trucks — 0.1%
554,000	Jaguar Land Rover Automotive PLC** 5.6250%, 2/1/23 (144A)	575,468
Brewery — 0.2%
1,509,000	SABMiller Holdings, Inc. 3.7500%, 1/15/22 (144A)	1,615,157
Building - Residential and Commercial — 0.1%
669,000	M.D.C. Holdings, Inc. 5.3750%, 12/15/14	717,543
369,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	412,591
		1,130,134
Building Products - Cement and Aggregate — 0.1%
1,200,000	Hanson, Ltd. 6.1250%, 8/15/16**	1,324,392
Casino Hotels — 0.1%
388,000	MGM Resorts International 6.6250%, 7/15/15	420,980
554,000	MGM Resorts International 7.5000%, 6/1/16	613,555
		1,034,535
Chemicals - Diversified — 0.4%
2,470,000	LyondellBasell Industries N.V. 5.0000%, 4/15/19	2,791,100
816,000	LyondellBasell Industries N.V. 6.0000%, 11/15/21	966,960
		3,758,060
Chemicals - Specialty — 0.3%
703,000	Ashland, Inc. 3.8750%, 4/15/18 (144A)	711,788
715,000	Ashland, Inc. 4.7500%, 8/15/22 (144A)	727,512
1,010,000	Ashland, Inc. 6.8750%, 5/15/43 (144A)	1,090,800
		2,530,100
Coatings and Paint Products — 0.1%
741,000	Valspar Corp. 4.2000%, 1/15/22	806,395
Commercial Banks — 1.4%
1,130,000	CIT Group, Inc. 5.2500%, 4/1/14 (144A)	1,173,787
394,000	CIT Group, Inc. 4.7500%, 2/15/15	412,715
1,441,000	CIT Group, Inc. 4.2500%, 8/15/17	1,505,845
389,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	443,460
2,104,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	2,309,140
1,475,000	HSBC Bank USA N.A. 4.8750%, 8/24/20	1,656,149
1,848,000	Intesa Sanpaolo SpA 3.8750%, 1/16/18	1,786,924
1,316,000	SVB Financial Group 5.3750%, 9/15/20	1,489,557
1,789,000	Zions Bancorp 7.7500%, 9/23/14	1,944,983
782,000	Zions Bancorp 4.5000%, 3/27/17	835,276
		13,557,836
Computer Aided Design — 0.2%
539,000	Autodesk, Inc. 1.9500%, 12/15/17	533,841
986,000	Autodesk, Inc. 3.6000%, 12/15/22	989,209
		1,523,050
Computers - Memory Devices — 0.1%
1,094,000	Seagate Technology International 10.0000%, 5/1/14 (144A)	1,156,905
Consulting Services — 0.7%
834,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	889,432
4,012,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	4,629,130
1,251,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	1,294,130
		6,812,692
Containers - Paper and Plastic — 0.2%
623,000	Packaging Corp. of America 3.9000%, 6/15/22	642,533
330,000	Rock-Tenn Co. 4.4500%, 3/1/19	358,249
893,000	Rock-Tenn Co. 4.9000%, 3/1/22	966,005
		1,966,787
Data Processing and Management — 0.1%
856,000	Fiserv, Inc. 3.1250%, 10/1/15	898,405
503,000	Fiserv, Inc. 3.1250%, 6/15/16	529,989
		1,428,394
Dialysis Centers — 0.1%
579,000	Fresenius Medical Care U.S. Finance II, Inc. 5.8750%, 1/31/22 (144A)	646,309
Diversified Banking Institutions — 1.8%
281,000	Bank of America Corp. 4.5000%, 4/1/15	297,754
1,343,000	Bank of America Corp. 1.5000%, 10/9/15	1,347,436
1,208,000	Bank of America Corp. 3.6250%, 3/17/16	1,281,429
1,079,000	Bank of America Corp. 3.7500%, 7/12/16	1,147,588
599,000	Bank of America Corp. 2.0000%, 1/11/18	596,151
468,000	Bank of America Corp. 8.0000%, 7/30/99‡	525,938
772,000	Bank of America Corp. 8.1250%, 11/15/99‡	868,621
2,721,000	Citigroup, Inc. 5.0000%, 9/15/14	2,857,132
1,131,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	1,201,114
489,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	547,479
2,681,000	Goldman Sachs Group, Inc. 2.3750%, 1/22/18	2,717,547
883,000	Goldman Sachs Group, Inc. 3.6250%, 1/22/23	889,210
243,000	Morgan Stanley 4.2000%, 11/20/14	254,346
628,000	Morgan Stanley 4.0000%, 7/24/15	662,803
1,307,000	Morgan Stanley 3.4500%, 11/2/15	1,369,705
442,000	Morgan Stanley 4.7500%, 3/22/17	487,536
310,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15**	318,615
		17,370,404
Diversified Financial Services — 0.5%
760,000	Carlyle Holdings Finance LLC 3.8750%, 2/1/23 (144A)	778,460
812,000	General Electric Capital Corp. 5.9000%, 5/13/14	860,369
118,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	125,080
1,000,000	General Electric Capital Corp. 6.2500%, 12/15/99‡	1,097,533
2,200,000	General Electric Capital Corp. 7.1250%, 12/15/99‡	2,558,743
		5,420,185
Diversified Minerals — 0.1%
924,000	FMG Resources August 2006 Pty, Ltd. 7.0000%, 11/1/15 (144A)	967,890
Diversified Operations — 0.1%
521,000	GE Capital Trust I 6.3750%, 11/15/67‡	552,260
Electric - Generation — 0%
223,000	AES Corp. 7.7500%, 10/15/15	250,596
Electric - Integrated — 0.6%
1,289,000	CMS Energy Corp. 4.2500%, 9/30/15	1,383,708
969,000	CMS Energy Corp. 5.0500%, 2/15/18	1,105,141
860,000	Great Plains Energy, Inc. 4.8500%, 6/1/21	960,587
1,328,000	PPL Energy Supply LLC 4.6000%, 12/15/21	1,415,234
859,000	PPL WEM Holdings PLC 3.9000%, 5/1/16 (144A),**	907,367
477,000	PPL WEM Holdings PLC 5.3750%, 5/1/21 (144A),**	545,251
		6,317,288
Electronic Components – Semiconductors — 0.5%
1,297,000	National Semiconductor Corp. 6.6000%, 6/15/17	1,573,793
3,347,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	3,394,862
		4,968,655
Electronic Connectors — 0.3%
2,000,000	Amphenol Corp. 4.7500%, 11/15/14	2,118,760
663,000	Amphenol Corp. 4.0000%, 2/1/22	694,441
		2,813,201
Electronic Measuring Instruments — 0.1%
1,307,000	FLIR Systems, Inc. 3.7500%, 9/1/16	1,364,264
Engineering - Research and Development Services — 0.2%
950,000	URS Corp. 4.1000%, 4/1/17 (144A)	987,266
909,000	URS Corp. 5.2500%, 4/1/22 (144A)	954,402
		1,941,668
Finance - Auto Loans — 0.4%
334,000	Ford Motor Credit Co. LLC 8.0000%, 6/1/14	359,307
500,000	Ford Motor Credit Co. LLC 8.0000%, 12/15/16	599,444
707,000	Ford Motor Credit Co. LLC 3.0000%, 6/12/17	725,086
1,080,000	Ford Motor Credit Co. LLC 6.6250%, 8/15/17	1,259,516
1,356,000	Ford Motor Credit Co. LLC 5.0000%, 5/15/18	1,493,512
		4,436,865
Finance - Credit Card — 0.2%
1,423,000	American Express Co. 6.8000%, 9/1/66‡	1,533,282
696,000	American Express Credit Corp. 1.7500%, 6/12/15	711,160
		2,244,442
Finance - Investment Bankers/Brokers — 0.9%
898,000	Charles Schwab Corp. 7.0000%, 8/1/99‡	1,044,727
963,000	Lazard Group LLC 7.1250%, 5/15/15	1,065,266
351,000	Lazard Group LLC 6.8500%, 6/15/17	403,559
1,727,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	1,841,210
3,244,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	3,697,135
612,000	TD Ameritrade Holding Corp. 5.6000%, 12/1/19	732,915
		8,784,812
Finance - Mortgage Loan Banker — 0.2%
1,525,000	Northern Rock Asset Management PLC 5.6250%, 6/22/17 (144A),**	1,767,284
Food - Meat Products — 0.6%
3,942,000	Tyson Foods, Inc. 6.6000%, 4/1/16	4,515,545
1,028,000	Tyson Foods, Inc. 4.5000%, 6/15/22	1,118,593
		5,634,138
Food - Miscellaneous/Diversified — 0.6%
848,000	ARAMARK Corp. 8.5000%, 2/1/15	848,008
472,000	ConAgra Foods, Inc. 3.2000%, 1/25/23	470,449
1,316,000	Hawk Acquisition Sub, Inc. 4.2500%, 10/15/20 (144A)	1,317,645
3,506,000	Kraft Foods Group, Inc. 2.2500%, 6/5/17	3,637,184
		6,273,286
Food - Retail — 0.1%
130,000	Safeway, Inc. 3.9500%, 8/15/20	132,841
651,000	Safeway, Inc. 4.7500%, 12/1/21	700,780
		833,621
Hotels and Motels — 0.1%
618,000	Hyatt Hotels Corp. 5.7500%, 8/15/15 (144A)	671,353
228,000	Starwood Hotels & Resorts Worldwide, Inc. 6.7500%, 5/15/18	276,765
		948,118
Investment Management and Advisory Services — 0.5%
2,028,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	2,271,360
1,538,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	1,611,055
873,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	923,197
		4,805,612
Life and Health Insurance — 0.2%
2,212,000	Primerica, Inc. 4.7500%, 7/15/22	2,453,683
Linen Supply & Related Items — 0.1%
595,000	Cintas Corp. No. 2 2.8500%, 6/1/16	624,714
622,000	Cintas Corp. No. 2 4.3000%, 6/1/21	683,957
		1,308,671
Machine Tools and Related Products — 0%
330,000	Kennametal, Inc. 2.6500%, 11/1/19	329,897
Medical - Biomedical and Genetic — 0%
222,000	Bio-Rad Laboratories, Inc. 8.0000%, 9/15/16	236,582
Medical - Drugs — 0.5%
2,170,000	AbbVie, Inc. 1.7500%, 11/6/17 (144A)	2,196,389
1,064,000	AbbVie, Inc. 2.0000%, 11/6/18 (144A)	1,076,683
1,289,000	AbbVie, Inc. 2.9000%, 11/6/22 (144A)	1,290,162
251,000	Zoetis, Inc. 1.8750%, 2/1/18 (144A)	252,618
		4,815,852
Medical - Generic Drugs — 0.6%
1,672,000	Actavis, Inc. 1.8750%, 10/1/17	1,691,499
4,015,000	Actavis, Inc. 3.2500%, 10/1/22	4,069,961
		5,761,460
Medical Labs and Testing Services — 0.1%
1,262,000	Laboratory Corp. of America Holdings 3.7500%, 8/23/22	1,295,552
Metal Processors and Fabricators — 0.1%
1,320,000	Precision Castparts Corp. 1.2500%, 1/15/18	1,322,743
Multi-Line Insurance — 0.7%
1,628,000	American International Group, Inc. 4.2500%, 9/15/14	1,705,273
378,000	American International Group, Inc. 5.6000%, 10/18/16	429,521
887,000	American International Group, Inc. 5.4500%, 5/18/17	1,016,088
600,000	American International Group, Inc. 6.2500%, 3/15/37	664,560
2,075,000	American International Group, Inc. 8.1750%, 5/15/58‡	2,793,469
577,000	ING U.S., Inc. 2.9000%, 2/15/18 (144A)	585,249
		7,194,160
Multimedia — 0%
290,000	CC Holdings GS V LLC 2.3810%, 12/15/17 (144A)	291,875
Oil and Gas Drilling — 0.3%
2,379,000	Nabors Industries, Inc. 5.0000%, 9/15/20	2,537,387
662,000	Rowan Cos., Inc. 5.0000%, 9/1/17	737,881
		3,275,268
Oil Companies - Exploration and Production — 1.1%
3,531,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	3,544,241
873,000	Cimarex Energy Co. 5.8750%, 5/1/22	936,293
2,462,000	Continental Resources, Inc. 5.0000%, 9/15/22	2,615,875
842,000	Petrohawk Energy Corp. 10.5000%, 8/1/14	890,360
1,013,000	Petrohawk Energy Corp. 6.2500%, 6/1/19	1,150,278
1,136,000	Plains Exploration & Production Co. 6.8750%, 2/15/23	1,286,520
		10,423,567
Oil Companies - Integrated — 0.7%
2,499,000	Chevron Corp. 2.3550%, 12/5/22	2,480,970
533,000	Phillips 66 2.9500%, 5/1/17	564,869
3,639,000	Shell International Finance B.V. 2.3750%, 8/21/22	3,610,459
		6,656,298
Oil Refining and Marketing — 0.1%
962,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	1,154,944
Pharmacy Services — 0.6%
1,168,000	Express Scripts Holding Co. 2.1000%, 2/12/15	1,193,201
916,000	Express Scripts Holding Co. 3.1250%, 5/15/16	967,638
4,074,000	Express Scripts Holding Co. 2.6500%, 2/15/17	4,267,344
		6,428,183
Pipelines — 1.6%
868,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	904,055
1,810,000	DCP Midstream Operating L.P. 4.9500%, 4/1/22	1,976,116
236,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	285,960
677,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	759,040
653,000	Energy Transfer Partners L.P. 4.6500%, 6/1/21	710,768
981,000	Energy Transfer Partners L.P. 3.6000%, 2/1/23	976,212
1,002,000	Kinder Morgan Energy Partners L.P. 3.4500%, 2/15/23	1,012,729
651,000	Kinder Morgan Energy Partners L.P. 3.5000%, 9/1/23	659,969
1,902,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16	2,068,104
592,000	TC Pipelines L.P. 4.6500%, 6/15/21	635,527
3,242,000	Western Gas Partners L.P. 5.3750%, 6/1/21	3,666,871
1,079,000	Western Gas Partners L.P. 4.0000%, 7/1/22	1,116,179
869,000	Williams Cos., Inc. 3.7000%, 1/15/23	862,664
		15,634,194
Publishing - Newspapers — 0%
139,000	Gannett Co., Inc. 6.3750%, 9/1/15	152,205
Publishing - Periodicals — 0.1%
1,384,000	UBM PLC 5.7500%, 11/3/20 (144A)	1,465,877
Real Estate Management/Services — 0.2%
465,000	CBRE Services, Inc. 6.6250%, 10/15/20	504,525
1,337,000	Jones Lang LaSalle, Inc. 4.4000%, 11/15/22	1,375,377
		1,879,902
Real Estate Operating/Development — 0.1%
842,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	937,808
REIT - Diversified — 0.5%
1,264,000	American Tower Trust I 1.5510%, 3/15/18 (144A)	1,268,916
2,577,000	American Tower Trust I 3.0700%, 3/15/23 (144A)	2,593,263
1,313,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	1,528,949
		5,391,128
REIT - Health Care — 0.1%
414,000	Senior Housing Properties Trust 6.7500%, 4/15/20	472,269
457,000	Senior Housing Properties Trust 6.7500%, 12/15/21	528,211
		1,000,480
REIT - Hotels — 0.2%
1,028,000	Host Hotels & Resorts L.P. 6.7500%, 6/1/16	1,047,275
442,000	Host Hotels & Resorts L.P. 3.7500%, 10/15/23	443,728
		1,491,003
REIT - Office Property — 0.6%
1,811,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	1,951,669
473,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	518,269
1,005,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 5.0000%, 8/15/18	1,095,803
1,940,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 7.7500%, 3/15/20	2,381,662
		5,947,403
REIT - Regional Malls — 0.3%
2,865,000	Rouse Co. LLC 6.7500%, 11/9/15	2,968,856
Retail - Regional Department Stores — 0.3%
1,607,000	Macy's Retail Holdings, Inc. 5.7500%, 7/15/14	1,704,577
664,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	771,449
		2,476,026
Retail - Restaurants — 0.2%
1,444,000	Brinker International, Inc. 5.7500%, 6/1/14	1,518,714
Rubber - Tires — 0%
291,000	Continental Rubber of America Corp. 4.5000%, 9/15/19 (144A)	297,548
Satellite Telecommunications — 0.1%
515,000	SES S.A. 3.6000%, 4/4/23 (144A)	519,748
Security Services — 0.3%
2,935,000	ADT Corp. 4.1250%, 6/15/23 (144A)	3,045,429
Semiconductor Components/Integrated Circuits — 0.4%
3,474,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A)	3,451,419
Steel - Producers — 0.1%
666,000	ArcelorMittal 5.0000%, 2/25/17	696,969
477,000	Steel Dynamics, Inc. 5.2500%, 4/15/23 (144A)	483,559
		1,180,528
Super-Regional Banks — 0.2%
1,121,000	Wells Fargo & Co. 3.4500%, 2/13/23	1,128,533
550,000	Wells Fargo & Co. 7.9800%, 9/15/99‡	634,563
		1,763,096
Telecommunication Services — 0.1%
705,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	736,239
Transportation - Railroad — 0.3%
669,065	CSX Transportation, Inc. 8.3750%, 10/15/14	738,336
1,271,000	Kansas City Southern de Mexico S.A. de C.V. 8.0000%, 2/1/18	1,388,567
909,000	Kansas City Southern de Mexico S.A. de C.V. 6.6250%, 12/15/20	1,031,715
		3,158,618
Transportation - Services — 0%
235,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	242,115
Transportation - Truck — 0.1%
1,304,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	1,354,720
Trucking and Leasing — 0.2%
221,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	226,361
1,369,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	1,424,110
497,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.2500%, 1/17/23 (144A)	500,580
		2,151,051
Total Corporate Bonds (cost $221,743,105)		234,718,039
Mortgage-Backed Securities — 7.4%
	Fannie Mae:
457,310	5.5000%, 1/1/25	500,750
761,988	5.5000%, 7/1/25	832,677
947,868	5.0000%, 9/1/29	1,027,509
384,841	5.0000%, 1/1/30	417,176
288,122	5.5000%, 1/1/33	319,938
620,201	5.0000%, 9/1/33	700,996
228,971	5.0000%, 11/1/33	248,609
440,287	5.0000%, 12/1/33	479,757
242,211	5.0000%, 2/1/34	263,924
777,212	5.5000%, 4/1/34	855,751
1,398,004	5.5000%, 9/1/34	1,542,334
509,057	5.5000%, 5/1/35	558,430
3,262,339	5.5000%, 7/1/35	3,599,141
506,065	5.0000%, 10/1/35	549,505
1,280,747	6.0000%, 10/1/35	1,414,171
1,448,030	6.0000%, 12/1/35	1,629,323
533,267	5.5000%, 1/1/36	584,988
197,461	6.0000%, 2/1/37	226,116
362,548	6.0000%, 3/1/37	398,847
2,308,741	5.5000%, 5/1/37	2,559,143
366,132	6.0000%, 5/1/37	401,986
339,080	5.5000%, 7/1/37	369,848
418,033	5.5000%, 3/1/38	464,196
939,551	6.0000%, 10/1/38	1,064,830
409,873	6.0000%, 11/1/38	450,011
947,477	6.0000%, 11/1/38	1,048,285
2,518,409	6.0000%, 1/1/39	2,762,785
1,476,043	6.0000%, 10/1/39	1,649,278
828,769	5.0000%, 2/1/40	913,942
422,581	5.0000%, 6/1/40	470,235
871,167	5.0000%, 6/1/40	960,698
2,013,104	6.0000%, 7/1/40	2,264,343
414,894	4.5000%, 10/1/40	463,415
408,540	5.0000%, 3/1/41	454,611
388,465	4.5000%, 4/1/41	426,722
763,962	5.0000%, 4/1/41	858,232
1,042,586	5.0000%, 4/1/41	1,181,663
720,979	4.5000%, 5/1/41	794,717
501,639	5.0000%, 5/1/41	552,252
850,988	5.0000%, 6/1/41	938,445
21,940	5.0000%, 9/1/41	24,195
	Freddie Mac:
461,437	5.0000%, 1/1/19	494,094
300,336	5.0000%, 2/1/19	321,592
408,977	5.5000%, 8/1/19	438,304
455,681	5.0000%, 6/1/20	489,070
1,128,682	5.5000%, 12/1/28	1,241,191
1,435,881	5.0000%, 1/1/36	1,603,192
802,862	5.5000%, 10/1/36	897,635
461,865	5.0000%, 11/1/36	498,507
305,518	5.5000%, 5/1/38	336,303
3,142,223	6.0000%, 11/1/38	3,586,791
571,085	5.5000%, 1/1/39	623,508
1,315,772	5.0000%, 5/1/39	1,449,638
868,794	5.5000%, 10/1/39	958,047
878,215	4.5000%, 1/1/41	974,096
1,980,684	5.0000%, 5/1/41	2,233,758
508,811	5.0000%, 9/1/41	554,169
	Ginnie Mae:
649,409	6.0000%, 11/20/34	736,856
137,176	5.5000%, 9/15/35	154,417
796,607	5.5000%, 3/15/36	877,102
189,723	5.5000%, 5/20/36	208,998
355,190	6.0000%, 1/20/39	399,910
512,831	5.0000%, 4/15/39	560,684
664,684	5.0000%, 10/15/39	733,520
1,029,021	5.0000%, 11/15/39	1,133,797
294,940	5.0000%, 1/15/40	322,746
231,062	5.0000%, 4/15/40	252,814
340,091	5.0000%, 4/15/40	384,809
387,784	5.0000%, 5/15/40	429,543
457,422	5.0000%, 5/20/40	507,467
296,964	5.0000%, 7/15/40	324,935
979,803	5.0000%, 7/15/40	1,079,353
1,067,303	5.0000%, 2/15/41	1,181,236
573,131	5.5000%, 4/20/41	627,418
454,682	5.0000%, 5/15/41	500,212
277,430	4.5000%, 7/15/41	306,135
235,094	5.0000%, 9/15/41	257,110
132,413	5.5000%, 9/20/41	144,955
1,716,408	5.0000%, 10/15/41	1,877,151
155,769	6.0000%, 10/20/41	175,381
474,479	6.0000%, 12/20/41	534,218
886,747	5.5000%, 1/20/42	971,847
472,248	6.0000%, 1/20/42	531,707
375,487	6.0000%, 2/20/42	422,763
295,765	6.0000%, 3/20/42	333,004
754,249	6.0000%, 4/20/42	863,303
374,472	3.5000%, 5/20/42	402,756
628,529	6.0000%, 5/20/42	707,665
391,204	6.0000%, 7/20/42	440,460
421,897	6.0000%, 8/20/42	475,016
278,198	6.0000%, 9/20/42	313,225
369,708	6.0000%, 11/20/42	416,256
Total Mortgage-Backed Securities (cost $73,176,380)		73,512,438
Preferred Stock — 0.3%
Diversified Banking Institutions — 0%
8,948	Goldman Sachs Group, Inc., 5.9500%	226,384
Diversified Financial Services — 0.1%
23,000	Citigroup Capital XIII, 7.8750%	657,570
Finance - Credit Card — 0.1%
63,650	Discover Financial Services, 6.5000%	1,644,716
Food - Miscellaneous/Diversified — 0.1%
6	H.J. Heinz Finance Co., 8.0000% (144A)	613,875
Total Preferred Stock (cost $3,060,668)		3,142,545
U.S. Treasury Notes/Bonds — 6.8%
	U.S. Treasury Notes/Bonds:
$ 1,610,000	0.2500%, 9/30/14	1,610,818
645,000	0.2500%, 10/31/14	645,277
225,000	0.2500%, 11/30/14	225,088
695,000	0.1250%, 12/31/14	693,805
995,000	0.2500%, 1/15/15	995,194
19,025,000	0.2500%, 2/28/15	19,026,484
2,510,000	0.3750%, 3/15/15	2,515,981
505,000	0.3750%, 6/15/15	506,065
4,400,000	0.2500%, 7/15/15	4,396,564
865,000	0.3750%, 2/15/16	865,541
3,330,000	0.8750%, 1/31/17	3,373,706
280,000	0.8750%, 2/28/17	283,587
7,197,000	0.7500%, 6/30/17	7,238,606
650,000	0.7500%, 10/31/17	651,879
375,000	0.8750%, 1/31/18	377,432
1,595,000	1.0000%, 9/30/19	1,583,037
6,272,000	3.1250%, 5/15/21	7,062,372
4,172,000	2.1250%, 8/15/21	4,359,740
877,000	1.6250%, 8/15/22	865,695
816,000	1.6250%, 11/15/22	801,529
2,768,000	2.0000%, 2/15/23	2,803,032
6,673,000	3.1250%, 2/15/43	6,685,512
Total U.S. Treasury Notes/Bonds (cost $66,527,971)		67,566,944
Money Market — 1.5%
14,851,312	Janus Cash Liquidity Fund LLC, 0% (cost $14,851,312)	14,851,312
Total Investments (total cost $812,728,281) – 100.0%		$ 992,431,490

Summary of Investments by Country – (Long Positions) March 31, 2013 (unaudited)
Country	Value	% of Investment Securities
Australia	$2,738,954	0.3%
Canada	9,682,929	1.0%
Cayman Islands	1,156,905	0.1%
Germany	2,528,774	0.2%
Italy	1,786,924	0.2%
Jersey	8,679,206	0.9%
Luxembourg	1,216,717	0.1%
Mexico	2,420,282	0.2%
Netherlands	23,529,747	2.4%
Switzerland	23,468,475	2.4%
United Kingdom	23,597,071	2.4%
United States††	888,174,087	89.5%
Virgin Islands (British)	3,451,419	0.3%
Total	$992,431,490	100.0%
††	Includes Cash Equivalents of 1.5%.

Forward Currency Contracts, Open March 31, 2013 (unaudited)
Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC: British Pound 4/18/13	2,170,000	$ 3,296,352	$ (59,645)
HSBC Securities (USA), Inc.: British Pound 5/2/13	2,130,000	3,235,305	(69,944)
JPMorgan Chase & Co.: British Pound 4/11/13	1,010,000	1,534,316	(18,104)
RBC Capital Markets Corp.: British Pound 5/9/13	2,745,000	4,169,275	3,016
Total		$ 12,235,248	$ (144,677)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
ULC	Unlimited Liability Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.
‡	Rate is subject to change. Rate shown reflects current rate.

Schedule of Fair Valued Securities (as of March 31, 2013)

	Value	Value as a % of Total Investments
Janus Aspen Balanced Portfolio
Colony American Homes Holdings III L.P. – Private Placement	$ 6,399,631	0.6%

Securities are valued at “fair value” pursuant to procedures adopted by the Portfolio’s Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted as to resale and may not have a readily available market.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2013 is indicated in the table below:

Portfolio	Value	Value as a % of Investment Securities
Janus Aspen Balanced Portfolio	$ 63,080,616	6.4%

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.
Valuation Inputs Summary (as of March 31, 2013)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Asset-Backed/Commercial Mortgage-Backed Securities	$ —	$15,988,281	$ —

Bank Loans	—	2,757,557	—

Common Stock
Agricultural Chemicals	—	5,323,736	—
Medical - Drugs	47,872,082	7,213,329	—
Real Estate Management/Services	—	—	6,399,631
All Other	513,085,596	—	—

Corporate Bonds	—	234,718,039	—

Mortgage-Backed Securities	—	73,512,438	—

Preferred Stock	—	3,142,545	—

U.S. Treasury Notes/Bonds	—	67,566,944	—

Money Market	—	14,851,312	—

Total Investments in Securities	$560,957,678	$425,074,181	$6,399,631
Other Financial Instruments(b):	$ —	$(144,677)	$ —

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2013 is noted below.

Portfolio	Aggregate Value
Janus Aspen Balanced Portfolio	$ 48,035,123

Janus Aspen Enterprise Portfolio

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 96.7%
Advertising Agencies — 1.1%
115,029	Omnicom Group, Inc.	$6,775,208
Advertising Sales — 0.7%
84,361	Lamar Advertising Co. - Class A*	4,100,788
Aerospace and Defense — 1.5%
60,175	TransDigm Group, Inc.	9,201,961
Aerospace and Defense – Equipment — 1.9%
324,506	HEICO Corp. - Class A	11,133,801
Agricultural Chemicals — 1.6%
249,420	Potash Corp. of Saskatchewan, Inc. (U.S. Shares)**	9,789,735
Airlines — 1.6%
235,403	Ryanair Holdings PLC (ADR)**	9,835,137
Apparel Manufacturers — 0.3%
51,461	Gildan Activewear, Inc. **	2,053,809
Applications Software — 1.3%
116,280	Intuit, Inc.	7,633,782
Auction House - Art Dealer — 0.7%
197,076	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)**	4,276,549
Automotive - Truck Parts and Equipment - Original — 0.3%
29,023	WABCO Holdings, Inc.*	2,048,734
Broadcast Services and Programming — 0.8%
69,050	Discovery Communications, Inc. - Class C*	4,801,737
Commercial Services — 0.6%
33,769	CoStar Group, Inc.*	3,696,355
Commercial Services - Finance — 1.4%
173,165	Global Payments, Inc.	8,599,374
Computer Aided Design — 0.7%
48,765	ANSYS, Inc.*	3,970,446
Computers — 0.4%
4,871	Apple, Inc.	2,156,051
Computers - Integrated Systems — 1.2%
156,635	Jack Henry & Associates, Inc.	7,238,103
Consulting Services — 5.5%
249,678	Gartner, Inc.*	13,584,980
310,903	Verisk Analytics, Inc. - Class A*,**	19,160,952
		32,745,932
Containers - Metal and Glass — 0.7%
87,882	Ball Corp.	4,181,426
Decision Support Software — 2.0%
348,367	MSCI, Inc.*	11,820,092
Diagnostic Kits — 0.6%
41,336	IDEXX Laboratories, Inc.*	3,819,033
Distribution/Wholesale — 3.8%
82,537	Fastenal Co.	4,238,275
7,049,720	Li & Fung, Ltd.	9,717,739
39,305	W.W. Grainger, Inc.	8,842,839
		22,798,853
Electric Products – Miscellaneous — 1.3%
180,377	AMETEK, Inc.	7,821,147
Electronic Components - Miscellaneous — 3.2%
638,200	Flextronics International, Ltd.*	4,314,232
351,875	TE Connectivity, Ltd. (U.S. Shares)	14,754,119
		19,068,351
Electronic Components – Semiconductors — 3.6%
1,316,106	ON Semiconductor Corp.*	10,897,358
272,677	Xilinx, Inc.	10,408,081
		21,305,439
Electronic Connectors — 2.6%
210,274	Amphenol Corp. - Class A	15,696,954
Electronic Design Automation — 1.1%
468,898	Cadence Design Systems, Inc.*	6,531,749
Finance - Investment Bankers/Brokers — 0.8%
150,038	LPL Financial Holdings, Inc.	4,837,225
Footwear and Related Apparel — 0.7%
100,695	Wolverine World Wide, Inc.	4,467,837
Instruments - Controls — 3.4%
26,564	Mettler-Toledo International, Inc.*	5,663,976
440,207	Sensata Technologies Holding N.V.*,**	14,469,604
		20,133,580
Instruments - Scientific — 1.6%
42,376	Thermo Fisher Scientific, Inc.	3,241,340
68,245	Waters Corp.*	6,408,888
		9,650,228
Insurance Brokers — 0.9%
91,584	Aon PLC	5,632,416
Investment Management and Advisory Services — 1.5%
116,556	T. Rowe Price Group, Inc.	8,726,548
Machinery - General Industrial — 1.9%
55,213	Roper Industries, Inc.	7,029,167
39,344	Wabtec Corp.	4,017,416
		11,046,583
Medical - Biomedical and Genetic — 4.0%
88,230	Celgene Corp.*	10,226,739
213,575	Incyte Corp., Ltd.*	4,999,791
85,073	Life Technologies Corp.*	5,498,268
58,616	Vertex Pharmaceuticals, Inc.*	3,222,708
		23,947,506
Medical - Drugs — 0.6%
77,297	Medivation, Inc.*	3,615,181
Medical - Generic Drugs — 0.3%
114,010	Impax Laboratories, Inc.*	1,760,314
Medical Information Systems — 2.0%
124,867	athenahealth, Inc.*	12,117,094
Medical Instruments — 2.6%
275,933	St. Jude Medical, Inc.	11,158,731
60,786	Techne Corp.	4,124,330
		15,283,061
Medical Products — 4.8%
126,105	Henry Schein, Inc.*	11,671,018
238,970	Varian Medical Systems, Inc.*	17,205,840
		28,876,858
Metal Processors and Fabricators — 1.6%
48,865	Precision Castparts Corp.	9,265,781
Multimedia — 0.6%
38,080	FactSet Research Systems, Inc.	3,526,208
Oil Companies - Exploration and Production — 0.4%
103,760	Ultra Petroleum Corp. (U.S. Shares)*,**	2,085,576
Oil Field Machinery and Equipment — 3.3%
321,355	Dresser-Rand Group, Inc.*	19,814,749
Patient Monitoring Equipment — 1.0%
291,291	Masimo Corp.	5,715,129
Printing - Commercial — 2.1%
321,535	VistaPrint N.V. (U.S. Shares)*,**	12,430,543
Retail - Apparel and Shoe — 0.2%
28,776	Limited Brands, Inc.*	1,285,136
Retail - Catalog Shopping — 1.4%
94,045	MSC Industrial Direct Co., Inc. - Class A	8,067,180
Retail - Petroleum Products — 1.3%
189,480	World Fuel Services Corp.	7,526,146
Semiconductor Components/Integrated Circuits — 1.8%
1,512,093	Atmel Corp.*	10,524,167
Semiconductor Equipment — 1.9%
58,543	ASML Holding N.V. (U.S. Shares)**	3,981,509
144,740	KLA-Tencor Corp.	7,633,588
		11,615,097
Telecommunication Equipment — 0.5%
78,012	NICE Systems, Ltd. (ADR)*	2,873,182
Telecommunication Services — 2.4%
392,514	Amdocs, Ltd. (U.S. Shares)	14,228,632
Transactional Software — 3.0%
305,340	Solera Holdings, Inc.	17,810,482
Transportation - Railroad — 1.0%
46,260	Canadian Pacific Railway, Ltd. (U.S. Shares)**	6,035,542
Transportation - Services — 2.8%
145,855	C.H. Robinson Worldwide, Inc.	8,672,538
227,666	Expeditors International of Washington, Inc.	8,129,953
		16,802,491
Transportation - Truck — 1.2%
123,453	Landstar System, Inc.	7,047,932
Vitamins and Nutrition Products — 0.8%
64,285	Mead Johnson Nutrition Co.	4,978,873
Wireless Equipment — 3.8%
230,340	Crown Castle International Corp.*	16,040,877
103,820	Motorola Solutions, Inc.	6,647,595
		22,688,472
Total Common Stock (cost $358,003,768)		577,516,295
Money Market — 3.3%
19,948,518	Janus Cash Liquidity Fund LLC, 0% (cost $19,948,518)	19,948,518
Total Investments (total cost $377,952,286) – 100%		$597,464,813

Summary of Investments by Country – (Long Positions) March 31, 2013(unaudited)
Country	Value	% of Investment Securities
Bermuda	$9,717,739	1.6%
Canada	24,241,211	4.1%
Guernsey	14,228,632	2.4%
Ireland	9,835,137	1.6%
Israel	2,873,182	0.5%
Netherlands	30,881,656	5.2%
Singapore	4,314,232	0.7%
Switzerland	14,754,119	2.5%
United Kingdom	5,632,416	0.9%
United States††	480,986,489	80.5%
Total	$597,464,813	100.0%

††	Includes Cash Equivalents of 3.3%.

Forward Currency Contracts, Open March 31, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
Canadian Dollar 4/18/13	3,850,000	$3,789,425	$(46,474)
Euro 4/18/13	1,920,000	2,461,131	32,988
		6,250,556	(13,486)
HSBC Securities (USA), Inc.: Euro 5/2/13	2,840,000	3,640,786	65,954
JPMorgan Chase & Co.: Euro 4/11/13	2,305,000	2,954,496	39,198
Total		$12,845,838	$91,666

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.
Valuation Inputs Summary (as of March 31, 2013)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Input(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Airlines	$ -	$9,835,137	$ -
Telecommunication Equipment	-	2,873,182	-
All Other	564,807,976	-	-

Money Market	-	19,948,518	-

Total Investments in Securities	$ 564,807,976	$ 32,656,837	$ -
Other Financial Instruments(b):	$ -	$ 91,666	$ -

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2013 is noted below.

Portfolio	Aggregate Value
Janus Aspen Enterprise Portfolio	$74,818,805

Janus Aspen Flexible Bond Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 3.9%
$610,000	AmeriCredit Automobile Receivables Trust 2.6800%, 10/9/18	$627,322
7,408,734	Banc of America Large Loan Trust 2.5030%, 11/15/15 (144A),‡	7,449,238
227,000	Banc of America Large Loan Trust 1.3032%, 8/15/29 (144A),‡	221,507
971,184	Beacon Container Finance LLC 3.7200%, 9/20/27 (144A)	1,012,253
861,000	Commercial Mortgage Pass Through Certificates 3.3960%, 3/10/31 (144A)	886,024
1,175,000	Commercial Mortgage Trust 5.8670%, 12/10/49‡	1,329,359
653,000	FREMF Mortgage Trust 2.7997%, 5/25/19 (144A),‡	686,293
661,000	FREMF Mortgage Trust 4.9323%, 7/25/21 (144A),‡	735,384
524,000	GS Mortgage Securities Corp. II 3.7700%, 1/10/18 (144A),‡	532,372
382,000	GS Mortgage Securities Corp. II 2.9540%, 11/5/22 (144A)	380,543
933,000	GS Mortgage Securities Corp. II 3.4350%, 12/10/27 (144A),‡	844,190
1,045,000	GS Mortgage Securities Corp. II 2.8022%, 11/8/29 (144A),‡	1,050,373
483,000	GS Mortgage Securities Corp. II 3.8022%, 11/8/29 (144A),‡	485,050
1,472,000	GS Mortgage Securities Corp. Trust 3.5510%, 4/10/34 (144A),‡	1,547,830
546,000	Santander Drive Auto Receivables Trust 2.5200%, 9/15/16	554,610
566,000	Santander Drive Auto Receivables Trust 3.3000%, 9/17/18	584,977
713,000	Wachovia Bank Commercial Mortgage Trust 5.5910%, 4/15/47‡	788,430
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $19,265,975)		19,715,755
Bank Loans — 0.7%
Casino Hotels — 0.4%
1,896,247	MGM Resorts International 4.2500%, 12/20/19‡	1,925,639
Metal - Iron — 0.1%
827,840	FMG Resources August 2006 Pty, Ltd. 5.2500%, 10/18/17‡	837,228
Pharmaceuticals — 0.2%
930,694	Quintiles Transnational Corp. 4.5000%, 6/8/18‡	941,750
Total Bank Loans (cost $3,638,060)		3,704,617
Corporate Bonds — 51.1%
Aerospace and Defense – Equipment — 0.4%
995,000	Exelis, Inc. 4.2500%, 10/1/16	1,068,315
428,000	Exelis, Inc. 5.5500%, 10/1/21	455,117
353,000	TransDigm, Inc. 7.7500%, 12/15/18	387,417
		1,910,849
Agricultural Chemicals — 0.5%
942,000	CF Industries, Inc. 6.8750%, 5/1/18	1,128,659
1,020,000	CF Industries, Inc. 7.1250%, 5/1/20	1,263,783
		2,392,442
Airlines — 0.2%
304,000	Southwest Airlines Co. 5.2500%, 10/1/14	321,268
834,000	Southwest Airlines Co. 5.1250%, 3/1/17	916,540
		1,237,808
Automotive - Cars and Light Trucks — 0.1%
715,000	Jaguar Land Rover Automotive PLC 5.6250%, 2/1/23 (144A)	742,706
Brewery — 0.4%
790,000	Heineken N.V. 1.4000%, 10/1/17 (144A)	786,408
1,329,000	SABMiller Holdings, Inc. 3.7500%, 1/15/22 (144A)	1,422,494
		2,208,902
Broadcast Services and Programming — 0.3%
1,500,000	A&E Communications - Private Placement 3.6300%, 8/22/22	1,507,252
Building - Residential and Commercial — 0.3%
536,000	D.R. Horton, Inc. 4.7500%, 5/15/17	568,830
394,000	M.D.C. Holdings, Inc. 5.3750%, 12/15/14	422,589
375,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	419,299
		1,410,718
Building Products - Cement and Aggregate — 0.2%
948,000	Hanson, Ltd. 6.1250%, 8/15/16	1,046,270
Casino Hotels — 0.3%
537,000	MGM Resorts International 6.6250%, 7/15/15	582,645
688,000	MGM Resorts International 7.5000%, 6/1/16	761,960
		1,344,605
Chemicals - Diversified — 0.8%
2,410,000	LyondellBasell Industries N.V. 5.0000%, 4/15/19	2,723,300
1,099,000	LyondellBasell Industries N.V. 6.0000%, 11/15/21	1,302,315
		4,025,615
Chemicals - Specialty — 0.9%
895,000	Ashland, Inc. 3.8750%, 4/15/18 (144A)	906,188
917,000	Ashland, Inc. 4.7500%, 8/15/22 (144A)	933,047
1,301,000	Ashland, Inc. 6.8750%, 5/15/43 (144A)	1,405,080
1,028,000	Ecolab, Inc. 3.0000%, 12/8/16	1,092,734
		4,337,049
Coatings and Paint Products — 0.2%
766,000	Valspar Corp. 4.2000%, 1/15/22	833,602
Commercial Banks — 2.8%
895,000	CIT Group, Inc. 5.2500%, 4/1/14 (144A)	929,681
312,000	CIT Group, Inc. 4.7500%, 2/15/15 (144A)	326,820
1,748,000	CIT Group, Inc. 4.2500%, 8/15/17	1,826,660
515,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	587,100
2,121,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	2,327,798
978,000	HSBC Bank USA N.A. 4.8750%, 8/24/20	1,098,111
2,529,000	Intesa Sanpaolo SpA 3.8750%, 1/16/18	2,445,417
1,331,000	SVB Financial Group 5.3750%, 9/15/20	1,506,535
1,943,000	Zions Bancorp 7.7500%, 9/23/14	2,112,410
852,000	Zions Bancorp 4.5000%, 3/27/17	910,045
		14,070,577
Computer Aided Design — 0.4%
727,000	Autodesk, Inc. 1.9500%, 12/15/17	720,041
1,358,000	Autodesk, Inc. 3.6000%, 12/15/22	1,362,420
		2,082,461
Computers - Memory Devices — 0.2%
865,000	Seagate Technology International 10.0000%, 5/1/14 (144A)	914,738
Consulting Services — 1.2%
835,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	890,498
3,323,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	3,834,147
1,563,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	1,616,888
		6,341,533
Containers - Paper and Plastic — 0.4%
707,000	Packaging Corp. of America 3.9000%, 6/15/22	729,167
344,000	Rock-Tenn Co. 4.4500%, 3/1/19	373,447
903,000	Rock-Tenn Co. 4.9000%, 3/1/22	976,823
		2,079,437
Data Processing and Management — 0.3%
889,000	Fiserv, Inc. 3.1250%, 10/1/15	933,040
451,000	Fiserv, Inc. 3.1250%, 6/15/16	475,199
		1,408,239
Dialysis Centers — 0.2%
750,000	Fresenius Medical Care U.S. Finance II, Inc. 5.8750%, 1/31/22 (144A)	837,188
Diversified Banking Institutions — 3.7%
234,000	Bank of America Corp. 4.5000%, 4/1/15	247,952
1,733,000	Bank of America Corp. 1.5000%, 10/9/15	1,738,724
1,004,000	Bank of America Corp. 3.6250%, 3/17/16	1,065,029
1,247,000	Bank of America Corp. 3.7500%, 7/12/16	1,326,267
694,000	Bank of America Corp. 2.0000%, 1/11/18	690,699
596,000	Bank of America Corp. 8.0000%, 7/30/99‡	669,785
983,000	Bank of America Corp. 8.1250%, 11/15/99‡	1,106,029
576,000	Citigroup, Inc. 5.0000%, 9/15/14	604,817
1,111,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	1,179,874
681,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	762,439
2,890,000	Goldman Sachs Group, Inc. 2.3750%, 1/22/18	2,929,397
1,157,000	Goldman Sachs Group, Inc. 3.6250%, 1/22/23	1,165,137
275,000	Morgan Stanley 4.2000%, 11/20/14	287,840
932,000	Morgan Stanley 4.0000%, 7/24/15	983,651
3,054,000	Morgan Stanley 3.4500%, 11/2/15	3,200,519
529,000	Morgan Stanley 4.7500%, 3/22/17	583,499
326,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15	335,059
		18,876,717
Diversified Financial Services — 1.4%
1,068,000	Carlyle Holdings Finance LLC 3.8750%, 2/1/23 (144A)	1,093,941
447,000	General Electric Capital Corp. 5.9000%, 5/13/14	473,627
183,000	General Electric Capital Corp. 4.8750%, 3/4/15	197,409
101,000	General Electric Capital Corp. 3.5000%, 6/29/15	106,839
120,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	127,200
1,400,000	General Electric Capital Corp. 6.2500%, 12/15/99‡	1,536,546
3,100,000	General Electric Capital Corp. 7.1250%, 12/15/99‡	3,605,501
		7,141,063
Diversified Minerals — 0.2%
1,191,000	FMG Resources August 2006 Pty, Ltd. 7.0000%, 11/1/15 (144A)	1,247,572
Diversified Operations — 0.1%
639,000	GE Capital Trust I 6.3750%, 11/15/67‡	677,340
Electric - Generation — 0%
212,000	AES Corp. 7.7500%, 10/15/15	238,235
Electric - Integrated — 1.4%
619,000	Calpine Construction Finance Co. L.P. / CCFC Finance Corp. 8.0000%, 6/1/16 (144A)	649,176
1,093,000	CMS Energy Corp. 4.2500%, 9/30/15	1,173,307
813,000	CMS Energy Corp. 5.0500%, 2/15/18	927,223
776,000	Great Plains Energy, Inc. 4.8500%, 6/1/21	866,763
530,000	Monongahela Power Co., Inc 6.7000%, 6/15/14	565,962
1,547,000	PPL Energy Supply LLC 4.6000%, 12/15/21	1,648,619
819,000	PPL WEM Holdings PLC 3.9000%, 5/1/16 (144A)	865,115
565,000	PPL WEM Holdings PLC 5.3750%, 5/1/21 (144A)	645,843
		7,342,008
Electronic Components – Semiconductors — 0.7%
3,532,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	3,582,508
Electronic Connectors — 0.6%
1,277,000	Amphenol Corp. 4.7500%, 11/15/14	1,352,828
1,564,000	Amphenol Corp. 4.0000%, 2/1/22	1,638,168
		2,990,996
Electronic Measuring Instruments — 0.3%
1,446,000	FLIR Systems, Inc. 3.7500%, 9/1/16	1,509,354
Engineering - Research and Development Services — 0.4%
1,009,000	URS Corp. 4.1000%, 4/1/17 (144A)	1,048,581
970,000	URS Corp. 5.2500%, 4/1/22 (144A)	1,018,449
		2,067,030
Finance - Auto Loans — 1.2%
2,947,000	Ford Motor Credit Co. LLC 3.8750%, 1/15/15	3,063,601
822,000	Ford Motor Credit Co. LLC 3.0000%, 6/12/17	843,028
845,000	Ford Motor Credit Co. LLC 6.6250%, 8/15/17	985,455
918,000	Ford Motor Credit Co. LLC 5.0000%, 5/15/18	1,011,094
		5,903,178
Finance - Credit Card — 0.4%
1,119,000	American Express Co. 6.8000%, 9/1/66‡	1,205,722
827,000	American Express Credit Corp. 1.7500%, 6/12/15	845,013
		2,050,735
Finance - Investment Bankers/Brokers — 1.4%
929,000	Charles Schwab Corp. 7.0000%, 8/1/99‡	1,080,792
1,229,000	Lazard Group LLC 7.1250%, 5/15/15	1,359,514
191,000	Lazard Group LLC 6.8500%, 6/15/17	219,601
3,479,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	3,964,960
468,000	TD Ameritrade Holding Corp. 5.6000%, 12/1/19	560,464
		7,185,331
Finance - Mortgage Loan Banker — 0.4%
1,560,000	Northern Rock Asset Management PLC 5.6250%, 6/22/17 (144A)	1,807,845
Food - Meat Products — 0.9%
2,922,000	Tyson Foods, Inc. 6.6000%, 4/1/16	3,347,139
1,251,000	Tyson Foods, Inc. 4.5000%, 6/15/22	1,361,245
		4,708,384
Food - Miscellaneous/Diversified — 0.6%
660,000	ARAMARK Corp. 8.5000%, 2/1/15	660,007
653,000	ConAgra Foods, Inc. 3.2000%, 1/25/23	650,854
174,000	Dole Food Co., Inc. 13.8750%, 3/15/14	185,310
1,668,000	Hawk Acquisition Sub, Inc. 4.2500%, 10/15/20 (144A)	1,670,085
		3,166,256
Food - Retail — 0.2%
170,000	Safeway, Inc. 3.9500%, 8/15/20	173,715
850,000	Safeway, Inc. 4.7500%, 12/1/21	914,997
		1,088,712
Gas - Transportation — 0%
153,000	Southern Star Central Gas Pipeline, Inc. 6.0000%, 6/1/16 (144A)	169,403
Hotels and Motels — 0.4%
570,000	Hyatt Hotels Corp. 5.7500%, 8/15/15 (144A)	619,208
209,000	Starwood Hotels & Resorts Worldwide, Inc. 6.7500%, 5/15/18	253,702
856,000	Starwood Hotels & Resorts Worldwide, Inc. 7.1500%, 12/1/19	1,081,693
		1,954,603
Investment Management and Advisory Services — 0.9%
1,296,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	1,451,520
1,858,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	1,946,255
1,098,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	1,161,135
		4,558,910
Life and Health Insurance — 0.6%
2,736,000	Primerica, Inc. 4.7500%, 7/15/22	3,034,935
Linen Supply & Related Items — 0.2%
475,000	Cintas Corp. No. 2 2.8500%, 6/1/16	498,722
506,000	Cintas Corp. No. 2 4.3000%, 6/1/21	556,402
		1,055,124
Machine Tools and Related Products — 0.1%
443,000	Kennametal, Inc. 2.6500%, 11/1/19	442,862
Medical - Biomedical and Genetic — 0.1%
531,000	Bio-Rad Laboratories, Inc. 8.0000%, 9/15/16	565,878
Medical - Drugs — 1.2%
2,836,000	AbbVie, Inc. 1.7500%, 11/6/17 (144A)	2,870,488
1,416,000	AbbVie, Inc. 2.0000%, 11/6/18 (144A)	1,432,879
1,663,000	AbbVie, Inc. 2.9000%, 11/6/22 (144A)	1,664,498
344,000	Zoetis, Inc. 1.8750%, 2/1/18 (144A)	346,218
		6,314,083
Medical - Generic Drugs — 0.8%
2,147,000	Actavis, Inc. 1.8750%, 10/1/17	2,172,038
1,941,000	Actavis, Inc. 3.2500%, 10/1/22	1,967,571
		4,139,609
Medical Labs and Testing Services — 0.3%
1,520,000	Laboratory Corp. of America Holdings 3.7500%, 8/23/22	1,560,411
Metal Processors and Fabricators — 0.4%
1,749,000	Precision Castparts Corp. 1.2500%, 1/15/18	1,752,635
183,000	Timken Co. 6.0000%, 9/15/14	194,695
		1,947,330
Multi-Line Insurance — 1.5%
1,517,000	American International Group, Inc. 4.2500%, 9/15/14	1,589,004
474,000	American International Group, Inc. 5.6000%, 10/18/16	538,605
842,000	American International Group, Inc. 5.4500%, 5/18/17	964,539
766,000	American International Group, Inc. 6.2500%, 3/15/37	848,421
2,211,000	American International Group, Inc. 8.1750%, 5/15/58‡	2,976,559
753,000	ING U.S., Inc. 2.9000%, 2/15/18 (144A)	763,766
		7,680,894
Multimedia — 0.1%
387,000	CC Holdings GS V LLC 2.3810%, 12/15/17 (144A)	389,502
Oil - Field Services — 0.2%
902,000	Korea National Oil Corp. 4.0000%, 10/27/16 (144A)	978,516
Oil and Gas Drilling — 0.6%
2,008,000	Nabors Industries, Inc. 5.0000%, 9/15/20	2,141,687
694,000	Rowan Cos., Inc. 5.0000%, 9/1/17	773,549
		2,915,236
Oil Companies - Exploration and Production — 2.9%
881,000	Anadarko Petroleum Corp. 6.4500%, 9/15/36	1,082,813
4,481,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	4,497,804
1,132,000	Cimarex Energy Co. 5.8750%, 5/1/22	1,214,070
3,139,000	Continental Resources, Inc. 5.0000%, 9/15/22	3,335,188
858,000	Petrohawk Energy Corp. 10.5000%, 8/1/14	907,279
174,000	Petrohawk Energy Corp. 7.2500%, 8/15/18	194,696
958,000	Petrohawk Energy Corp. 6.2500%, 6/1/19	1,087,824
1,474,000	Plains Exploration & Production Co. 6.8750%, 2/15/23	1,669,305
499,000	Whiting Petroleum Corp. 6.5000%, 10/1/18	536,425
		14,525,404
Oil Companies - Integrated — 1.4%
3,399,000	Chevron Corp. 2.3550%, 12/5/22	3,374,476
704,000	Phillips 66 2.9500%, 5/1/17	746,093
3,171,000	Shell International Finance B.V. 2.3750%, 8/21/22	3,146,130
		7,266,699
Oil Refining and Marketing — 0.1%
619,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	743,150
Pharmacy Services — 1.0%
875,000	Express Scripts Holding Co. 3.1250%, 5/15/16	924,327
4,154,000	Express Scripts Holding Co. 2.6500%, 2/15/17	4,351,141
		5,275,468
Pipelines — 4.1%
882,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	918,637
2,046,000	DCP Midstream Operating L.P. 4.9500%, 4/1/22	2,233,776
157,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	190,236
673,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	754,555
1,664,000	Energy Transfer Partners L.P. 4.6500%, 6/1/21	1,811,206
1,337,000	Energy Transfer Partners L.P. 3.6000%, 2/1/23	1,330,474
391	Kern River Funding Corp. 4.8930%, 4/30/18 (144A) ‡,§	428
1,263,000	Kinder Morgan Energy Partners L.P. 3.4500%, 2/15/23	1,276,524
848,000	Kinder Morgan Energy Partners L.P. 3.5000%, 9/1/23	859,684
1,614,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16	1,754,952
1,162,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.9500%, 9/15/15	1,247,802
693,000	Sunoco Logistics Partners Operations L.P. 4.6500%, 2/15/22	752,778
576,000	TC Pipelines L.P. 4.6500%, 6/15/21	618,350
4,056,000	Western Gas Partners L.P. 5.3750%, 6/1/21	4,587,547
1,282,000	Western Gas Partners L.P. 4.0000%, 7/1/22	1,326,174
1,185,000	Williams Cos., Inc. 3.7000%, 1/15/23	1,176,360
		20,839,483
Publishing - Newspapers — 0%
139,000	Gannett Co., Inc. 6.3750%, 9/1/15	152,205
Publishing - Periodicals — 0.3%
1,331,000	UBM PLC 5.7500%, 11/3/20 (144A)	1,409,742
Real Estate Management/Services — 0.5%
479,000	CBRE Services, Inc. 6.6250%, 10/15/20	519,715
1,743,000	Jones Lang LaSalle, Inc. 4.4000%, 11/15/22	1,793,031
		2,312,746
Real Estate Operating/Development — 0.2%
883,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	983,473
REIT - Diversified — 1.6%
1,626,000	American Tower Trust I 1.5510%, 3/15/18 (144A)	1,632,323
3,320,000	American Tower Trust I 3.0700%, 3/15/23 (144A)	3,340,953
852,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	992,128
2,015,000	Goodman Funding Pty, Ltd. 6.3750%, 4/15/21 (144A)	2,332,155
		8,297,559
REIT - Health Care — 0.2%
392,000	Senior Housing Properties Trust 6.7500%, 4/15/20	447,173
459,000	Senior Housing Properties Trust 6.7500%, 12/15/21	530,523
		977,696
REIT - Hotels — 0.3%
882,000	Host Hotels & Resorts L.P. 6.7500%, 6/1/16	898,538
562,000	Host Hotels & Resorts L.P. 3.7500%, 10/15/23	564,197
		1,462,735
REIT - Office Property — 1.0%
2,024,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	2,181,214
314,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	344,052
862,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 5.0000%, 8/15/18	939,883
1,503,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 7.7500%, 3/15/20	1,845,174
		5,310,323
REIT - Regional Malls — 0.6%
2,689,000	Rouse Co. LLC 6.7500%, 11/9/15	2,786,476
Retail - Regional Department Stores — 0.1%
379,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	440,330
Retail - Restaurants — 0.2%
883,000	Brinker International, Inc. 5.7500%, 6/1/14	928,687
Rubber - Tires — 0.1%
376,000	Continental Rubber of America Corp. 4.5000%, 9/15/19 (144A)	384,460
Satellite Telecommunications — 0.1%
665,000	SES S.A. 3.6000%, 4/4/23 (144A)	671,131
Security Services — 0.8%
3,888,000	ADT Corp. 4.1250%, 6/15/23 (144A)	4,034,286
Semiconductor Components/Integrated Circuits — 0.9%
4,407,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A)	4,378,354
Steel - Producers — 0.5%
859,000	ArcelorMittal 5.0000%, 2/25/17	898,943
1,104,000	Steel Dynamics, Inc. 6.7500%, 4/1/15	1,108,416
608,000	Steel Dynamics, Inc. 5.2500%, 4/15/23 (144A)	616,360
		2,623,719
Super-Regional Banks — 0.5%
1,477,000	Wells Fargo & Co. 3.4500%, 2/13/23	1,486,925
717,000	Wells Fargo & Co. 7.9800%, 9/15/99‡	827,239
		2,314,164
Telecommunication Services — 0.2%
901,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	940,923
Telephone - Integrated — 0.6%
2,922,000	Qwest Communications International, Inc. 7.1250%, 4/1/18	3,038,880
Transportation - Railroad — 0.6%
575,043	CSX Transportation, Inc. 8.3750%, 10/15/14	634,579
1,313,000	Kansas City Southern de Mexico S.A. de C.V. 8.0000%, 2/1/18	1,434,453
941,000	Kansas City Southern de Mexico S.A. de C.V. 6.6250%, 12/15/20	1,068,035
		3,137,067
Transportation - Services — 0%
184,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	189,571
Transportation - Truck — 0.3%
1,330,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	1,381,732
Trucking and Leasing — 0.6%
330,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	338,005
1,744,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	1,814,206
667,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.2500%, 1/17/23 (144A)	671,804
		2,824,015
Total Corporate Bonds (cost $246,636,797)		259,653,029
Mortgage-Backed Securities — 20.7%
	Fannie Mae:
445,136	5.5000%, 1/1/25	487,420
951,332	5.5000%, 7/1/25	1,039,586
1,725,347	5.5000%, 8/1/25	1,889,239
1,286,070	5.0000%, 9/1/29	1,394,127
489,728	5.0000%, 1/1/30	530,875
275,607	5.5000%, 1/1/33	306,041
748,105	5.0000%, 9/1/33	845,562
182,394	5.0000%, 11/1/33	198,037
351,160	5.0000%, 12/1/33	382,641
192,108	5.0000%, 2/1/34	209,329
832,512	5.5000%, 4/1/34	916,639
1,357,949	5.5000%, 9/1/34	1,498,143
405,150	5.5000%, 5/1/35	444,445
3,189,922	5.5000%, 7/1/35	3,519,249
626,983	5.0000%, 10/1/35	680,802
1,420,032	6.0000%, 12/1/35	1,597,820
652,047	5.5000%, 1/1/36	715,289
1,415,218	5.5000%, 7/1/36	1,561,324
443,971	6.0000%, 2/1/37	508,398
437,368	6.0000%, 3/1/37	481,157
1,835,744	5.5000%, 5/1/37	2,034,845
350,496	6.0000%, 5/1/37	384,819
332,259	5.5000%, 7/1/37	362,408
322,143	5.5000%, 3/1/38	357,717
1,280,269	6.0000%, 10/1/38	1,450,979
387,593	6.0000%, 11/1/38	425,549
934,136	6.0000%, 11/1/38	1,033,524
3,338,491	6.0000%, 1/1/39	3,662,444
704,836	5.0000%, 5/1/39	785,422
1,118,180	5.0000%, 2/1/40	1,233,096
594,353	5.0000%, 6/1/40	661,379
1,123,837	5.0000%, 6/1/40	1,239,334
2,664,824	6.0000%, 7/1/40	2,997,400
330,038	4.5000%, 10/1/40	368,635
316,729	4.0000%, 12/1/40	345,690
326,956	5.0000%, 3/1/41	363,827
543,618	4.5000%, 4/1/41	597,154
610,366	5.0000%, 4/1/41	685,683
828,582	5.0000%, 4/1/41	939,111
866,288	4.5000%, 5/1/41	954,887
629,360	5.0000%, 5/1/41	692,860
1,157,047	5.0000%, 6/1/41	1,275,958
22,104	5.0000%, 9/1/41	24,376
1,013,468	4.5000%, 10/1/41	1,112,355
643,755	5.0000%, 10/1/41	717,760
	Freddie Mac:
367,521	5.0000%, 1/1/19	393,531
287,079	5.0000%, 2/1/19	307,396
401,420	5.5000%, 8/1/19	430,205
576,808	5.0000%, 6/1/20	619,072
1,414,846	5.5000%, 12/1/28	1,555,881
1,800,309	5.0000%, 1/1/36	2,010,083
997,835	5.5000%, 10/1/36	1,115,624
569,509	5.0000%, 11/1/36	614,690
692,712	6.0000%, 1/1/38	758,248
243,073	5.5000%, 5/1/38	267,566
4,099,670	6.0000%, 11/1/38	4,679,699
686,095	5.5000%, 1/1/39	749,074
1,684,401	5.0000%, 5/1/39	1,855,771
692,479	5.5000%, 10/1/39	763,619
720,537	4.5000%, 1/1/41	799,203
1,577,134	5.0000%, 5/1/41	1,778,645
280,657	4.5000%, 9/1/41	306,534
639,686	5.0000%, 9/1/41	696,711
	Ginnie Mae:
728,870	4.0000%, 8/15/24	787,369
639,611	6.0000%, 11/20/34	725,739
2,740,883	5.5000%, 3/20/35	3,024,478
391,452	5.5000%, 9/15/35	440,653
743,532	5.5000%, 3/15/36	818,664
844,309	5.5000%, 3/20/36	928,502
1,054,164	5.5000%, 5/20/36	1,161,260
462,487	6.0000%, 1/20/39	520,717
504,630	5.0000%, 4/15/39	551,718
1,106,465	5.0000%, 9/15/39	1,219,178
2,297,240	5.0000%, 9/15/39	2,531,250
659,239	5.0000%, 10/15/39	727,511
902,558	5.0000%, 10/15/39	985,086
1,130,337	5.0000%, 11/15/39	1,245,429
329,439	5.0000%, 1/15/40	360,497
237,627	5.0000%, 4/15/40	259,998
391,548	5.0000%, 4/15/40	443,032
420,797	5.0000%, 5/15/40	466,112
864,596	5.0000%, 5/20/40	959,189
374,677	5.0000%, 7/15/40	409,969
1,086,669	5.0000%, 7/15/40	1,197,077
1,084,328	5.0000%, 2/15/41	1,200,078
1,028,490	5.5000%, 4/20/41	1,125,907
1,159,913	4.5000%, 5/15/41	1,276,389
448,557	5.0000%, 5/15/41	493,475
248,941	5.0000%, 6/20/41	274,309
1,033,976	5.0000%, 6/20/41	1,139,345
289,709	4.5000%, 7/15/41	319,685
374,222	5.0000%, 9/15/41	409,268
376,567	5.5000%, 9/20/41	412,235
2,101,365	5.0000%, 10/15/41	2,298,160
1,845,698	5.0000%, 10/20/41	2,022,251
174,215	6.0000%, 10/20/41	196,150
662,097	6.0000%, 12/20/41	745,459
1,191,082	5.5000%, 1/20/42	1,305,388
583,883	6.0000%, 1/20/42	657,398
574,318	6.0000%, 2/20/42	646,628
440,551	6.0000%, 3/20/42	496,019
2,040,011	6.0000%, 4/20/42	2,334,969
489,577	3.5000%, 5/20/42	526,555
1,428,056	6.0000%, 5/20/42	1,607,857
538,240	6.0000%, 7/20/42	606,008
539,469	6.0000%, 8/20/42	607,391
351,137	6.0000%, 9/20/42	395,347
485,518	6.0000%, 11/20/42	546,648
Total Mortgage-Backed Securities (cost $104,913,466)		105,021,234
Preferred Stock — 0.6%
Diversified Banking Institutions — 0.1%
11,620	Goldman Sachs Group, Inc., 5.9500%	293,986
Diversified Financial Services — 0.1%
21,000	Citigroup Capital XIII, 7.8750%	600,390
Finance - Credit Card — 0.4%
83,625	Discover Financial Services, 6.5000%	2,160,870
Total Preferred Stock (cost $2,973,141)		3,055,246
U.S. Treasury Notes/Bonds — 19.4%
	U.S. Treasury Notes/Bonds:
$10,042,000	0.2500%, 3/31/14**	10,049,451
799,000	0.2500%, 4/30/14	799,593
5,412,000	0.2500%, 5/31/14	5,415,805
9,689,000	0.2500%, 8/31/14	9,693,922
1,771,000	0.2500%, 9/15/14	1,771,900
4,296,000	0.2500%, 9/30/14	4,298,182
790,000	0.2500%, 10/31/14	790,340
940,000	0.2500%, 11/30/14	940,368
530,000	0.1250%, 12/31/14	529,089
1,000,000	0.2500%, 1/15/15	1,000,195
3,064,000	2.1250%, 5/31/15	3,185,843
509,000	0.3750%, 6/15/15	510,073
1,040,000	0.3750%, 2/15/16	1,040,650
667,000	1.0000%, 8/31/16	679,454
1,003,000	1.0000%, 9/30/16	1,021,728
715,000	1.0000%, 10/31/16	728,239
103,000	0.8750%, 11/30/16	104,416
9,668,000	0.8750%, 1/31/17	9,794,892
1,557,000	0.8750%, 2/28/17	1,576,948
2,378,000	0.7500%, 6/30/17	2,391,747
810,000	0.7500%, 10/31/17	812,342
940,000	0.7500%, 12/31/17	941,248
1,525,000	0.8750%, 1/31/18	1,534,888
1,508,000	2.3750%, 5/31/18	1,628,170
334,000	1.7500%, 10/31/18	349,578
940,000	1.0000%, 9/30/19	932,950
3,986,000	3.1250%, 5/15/21**	4,488,300
9,290,000	2.1250%, 8/15/21	9,708,050
2,398,000	2.0000%, 11/15/21	2,472,938
626,000	2.0000%, 2/15/22	643,557
1,620,000	1.7500%, 5/15/22	1,624,683
341,000	1.6250%, 8/15/22	336,604
2,936,000	1.6250%, 11/15/22	2,883,933
5,230,000	2.0000%, 2/15/23	5,296,191
8,706,000	3.1250%, 2/15/43	8,722,324
Total U.S. Treasury Notes/Bonds (cost $97,323,275)		98,698,591
Money Market — 3.6%
18,354,313	Janus Cash Liquidity Fund LLC, 0%, (cost $18,354,313)	18,354,313
Total Investments (total cost $493,105,027) – 100%		$508,202,785

Summary of Investments by Country – (Long Positions) March 31, 2013 (unaudited)
Country	Value	% of Investment Securities
Australia	$4,761,426	0.9%
Cayman Islands	914,738	0.2%
Italy	2,445,417	0.5%
Jersey	1,409,742	0.3%
Luxembourg	1,570,074	0.3%
Mexico	2,502,488	0.5%
Netherlands	7,958,153	1.6%
South Korea	978,516	0.2%
United Kingdom	5,442,838	1.1%
United States††	475,841,039	93.6%
Virgin Islands (British)	4,378,354	0.8%
Total	$508,202,785	100.0%
††	Includes Cash Equivalents of 3.6%.

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

ULC	Unlimited Liability Corporation

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

‡	Rate is subject to change. Rate shown reflects current rate.

§ Schedule of Restricted and Illiquid Securities (as of March 31, 2013)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Total Investments
Janus Aspen Flexible Bond Portfolio
Kern River Funding Corp. 4.8930%, 4/30/18	4/28/03	$405	$428	0%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2013. The issuer incurs all registration costs.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2013 is indicated in the table below:

Portfolio	Value	Value as a % of Total Investments
Janus Aspen Flexible Bond Portfolio	$ 78,411,267	15.4%

The following is a summary of inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2013 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:

Asset-Backed/Commercial Mortgage-Backed Securities	$ --	$ 19,715,756	$ --

Bank Loans	--	3,704,617	--

Corporate Bonds	--	259,653,035	--

Mortgage-Backed Securities	--	105,021,231	--

U.S. Treasury Notes/Bonds	--	98,698,592	--

Money Market	--	18,354,313	--

Total Investments in Securities	$ --	$ 508,202,785	$ --

(a) Includes Fair Value Factors.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2013 is noted below.

Portfolio	Aggregate Value
Janus Aspen Flexible Bond Portfolio	$ 7,318,379

Janus Aspen Forty Portfolio

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 94.5%
Apparel Manufacturers — 1.3%
1,241,700	Prada SpA	$ 12,637,273
Athletic Footwear — 1.8%
299,756	NIKE, Inc. - Class B	17,688,602
Beverages - Wine and Spirits — 1.2%
94,629	Pernod-Ricard S.A.	11,790,268
Brewery — 0%
328,426	Anheuser-Busch InBev N.V. - VVPR Strip*, ºº	421
Casino Hotels — 2.4%
1,785,756	MGM Resorts International*	23,482,691
Commercial Services — 2.2%
601,433	Iron Mountain, Inc.	21,838,032
Commercial Services - Finance — 1.3%
23,823	MasterCard, Inc. - Class A	12,891,340
Computers — 10.2%
225,759	Apple, Inc.	99,927,706
Computers - Memory Devices — 3.5%
1,424,576	EMC Corp.*	34,033,121
E-Commerce/Products — 7.0%
37,546	Amazon.com, Inc.*	10,005,633
1,072,054	eBay, Inc.*	58,126,768
		68,132,401
Electronic Components - Miscellaneous — 2.7%
636,719	TE Connectivity, Ltd. (U.S. Shares)	26,697,628
Electronic Connectors — 1.6%
202,012	Amphenol Corp. - Class A	15,080,196
Enterprise Software/Services — 1.2%
373,183	Oracle Corp.	12,068,738
Industrial Automation and Robotics — 3.9%
249,800	FANUC Corp. **	38,191,904
Life and Health Insurance — 4.9%
4,407,400	AIA Group, Ltd.	19,305,051
1,739,665	Prudential PLC	28,146,926
		47,451,977
Medical - Biomedical and Genetic — 12.3%
760,600	Celgene Corp.*	88,161,146
312,556	Gilead Sciences, Inc.*	15,293,365
297,127	Vertex Pharmaceuticals, Inc.*	16,336,043
		119,790,554
Medical Instruments — 2.3%
45,301	Intuitive Surgical, Inc.*	22,251,398
Metal - Diversified — 1.1%
1,714,117	Turquoise Hill Resources, Ltd. (U.S. Shares)*	10,901,784
Metal Processors and Fabricators — 2.7%
139,614	Precision Castparts Corp.	26,473,607
Multimedia — 7.5%
2,391,685	News Corp. - Class A	72,994,226
Pharmacy Services — 6.2%
1,056,734	Express Scripts Holding Co.*	60,920,715
Retail - Apparel and Shoe — 4.4%
956,932	Limited Brands, Inc.*	42,736,583
Retail - Jewelry — 3.0%
373,333	Cie Financiere Richemont S.A.	29,308,017
Software Tools — 1.5%
187,835	VMware, Inc. - Class A*	14,816,425
Transportation - Services — 3.9%
439,186	United Parcel Service, Inc. - Class B	37,726,077
Wireless Equipment — 4.4%
611,860	Crown Castle International Corp.*	42,609,930
Total Common Stock (cost $556,565,354)		922,441,614
Money Market — 5.5%
53,568,000	Janus Cash Liquidity Fund LLC, 0% (cost $53,568,000)	53,568,000
Total Investments (total cost $610,133,354) – 100%		$ 976,009,614

Summary of Investments by Country – (Long Positions) March 31, 2013 (unaudited)
Country	Value	% of Investment Securities
Belgium	$421	0.0%
Canada	10,901,784	1.1%
France	11,790,268	1.2%
Hong Kong	19,305,051	2.0%
Italy	12,637,273	1.3%
Japan	38,191,904	3.9%
Switzerland	56,005,645	5.7%
United Kingdom	28,146,926	2.9%
United States††	799,030,342	81.9%
Total	$976,009,614	100.0%

††	Includes Cash Equivalents of 5.5%.

Forward Currency Contracts, Open March 31, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/(Depreciation)
Credit Suisse Securities (USA) LLC: Japanese Yen 4/18/13	200,000,000	$ 2,125,188	$ (47,525)

HSBC Securities (USA), Inc.: Japanese Yen 5/2/13	120,000,000	1,275,243	(27,667)

JPMorgan Chase & Co.: Japanese Yen 4/11/13	100,000,000	1,062,541	14,326

RBC Capital Markets Corp.: Japanese Yen 5/9/13	110,000,000	1,169,042	(9,304)

Total		$ 5,632,014	$ (70,170)

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
VVPR Strip	The Voter Verified Paper Record (VVPR) strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

ºº Schedule of Fair Valued Securities (as of March, 31 2013)
	Value	Value as a % of Total Investments
Janus Aspen Forty Portfolio
Anheuser-Busch InBev N.V. - VVPR Strip	$ 421	0.0%

Securities are valued at “fair value” pursuant to procedures adopted by the Portfolio’s Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted as to resale and may not have a readily available market.

The following is a summary of inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2013)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs (a)	Level 3 Significant Unobservable Inputs
Investments in Securities:

Common Stock
Brewery	$ —	$ 421	$ —
All Other	922,441,193	—

Money Market	—	53,568,000	—

Total Investments in Securities	$ 922,441,193	$ 53,568,421	$ —
Other Financial Instruments(b):	$ —	$ (70,170)	$ —
(a)	Includes fair value factors.
(b)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2013 is noted below.

Portfolio	Aggregate Value
Janus Aspen Forty Portfolio	$ 38,191,904

Janus Aspen Moderate Allocation Portfolio

Schedule of Investments (unaudited)

Shares		Value
Mutual Funds(1) — 100.0%
Equity Funds — 61.7%
13,401	INTECH International Fund - Class I Shares	$106,406
11,640	INTECH U.S. Growth Fund - Class I Shares	190,666
22,500	INTECH U.S. Value Fund - Class I Shares	275,625
3,337	Janus Aspen Overseas Portfolio - Institutional Shares	125,095
2,835	Janus Emerging Markets Fund - Class I Shares	24,066
1,585	Janus Fund - Class N Shares	54,042
4,789	Janus Global Real Estate Fund - Class I Shares	51,864
1,440	Janus Global Research Fund(2) - Class I Shares	74,963
18,051	Janus International Equity Fund - Class N Shares	212,827
2,387	Janus Research Fund - Class N Shares	84,535
2,764	Janus Triton Fund - Class N Shares	54,941
813	Janus Twenty Fund - Class D Shares	53,039
17,843	Perkins Large Cap Value Fund - Class N Shares	271,396
2,322	Perkins Small Cap Value Fund - Class N Shares	54,374
		1,633,839
Fixed Income Funds — 38.3%
69,878	Janus Aspen Flexible Bond Portfolio - Institutional Shares	883,961
42,170	Janus Short-Term Bond Fund - Class N Shares	129,883
		1,013,844
Total Investments (total cost $2,562,512) – 100%		$2,647,683
(1)	The Portfolio invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.
(2)	Effective March 15, 2013, Janus Global Research Fund merged with and into Janus Worldwide Fund. Following the merger, Janus Worldwide Fund was renamed Janus Global Research Fund.

The following is a summary of inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2013)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mutual Funds
Equity Funds	$ —	$1,633,839	$ —
Fixed Income Funds	—	1,013,844	—
Total Investments	—	$2,647,683	—

Janus Aspen Worldwide Portfolio

Schedule of Investments (unaudited)

Share Amounts		Value
Common Stock — 96.1%
Agricultural Operations — 0%
8,132,810	Chaoda Modern Agriculture Holdings, Ltd.ß, ∞	$314,320
Airlines — 1.7%
710,456	Delta Air Lines, Inc.*	11,729,629
Apparel Manufacturers — 0.6%
433,761	Prada SpA**	4,414,557
Automotive - Cars and Light Trucks — 1.4%
755,852	Ford Motor Co.	9,939,454
Beverages - Wine and Spirits — 1.5%
83,997	Pernod-Ricard S.A.**	10,465,578
Brewery — 1.6%
214,360	SABMiller PLC	11,280,734
Building - Residential and Commercial — 1.5%
7,832,913	Taylor Wimpey PLC	10,816,902
Cable/Satellite Television — 1.6%
272,514	Comcast Corp. - Class A	11,448,313
Casino Hotels — 0.6%
1,083,980	Echo Entertainment Group, Ltd.	3,926,523
Cellular Telecommunications — 1.4%
3,597,464	Vodafone Group PLC	10,198,207
Chemicals - Diversified — 0.9%
519,077	Israel Chemicals, Ltd.	6,712,510
Coal — 0.4%
5,405,500	Harum Energy Tbk PT	2,670,757
Commercial Banks — 1.1%
701,421	Turkiye Halk Bankasi A/S	7,502,762
Commercial Services — 0.8%
349,727	Anhanguera Educacional Participacoes S.A.	5,644,109
Computer Aided Design — 1.1%
93,960	ANSYS, Inc.*	7,650,223
Computers — 1.0%
16,412	Apple, Inc.	7,264,444
Computers - Memory Devices — 0.5%
154,738	EMC Corp.*	3,696,691
Dental Supplies and Equipment — 0.9%
159,097	Patterson Cos., Inc.	6,052,050
Diversified Banking Institutions — 7.9%
272,366	Citigroup, Inc.	12,049,472
506,013	Credit Suisse Group A.G.	13,282,175
277,944	JPMorgan Chase & Co.	13,191,222
440,920	Morgan Stanley	9,691,422
245,879	Societe Generale S.A.**	8,077,157
		56,291,448
Diversified Operations — 0.6%
71,601	Danaher Corp.	4,450,002
E-Commerce/Products — 1.3%
92,262	eBay, Inc.*	5,002,445
445,600	Rakuten, Inc.**	4,549,741
		9,552,186
Electric - Integrated — 0.5%
187,843	Fortum Oyj**	3,784,740
Electric – Transmission — 0.9%
160,983	Brookfield Infrastructure Partners L.P.	6,127,013
Electronic Components - Miscellaneous — 1.3%
213,387	TE Connectivity, Ltd. (U.S. Shares)	8,947,317
Electronic Security Devices — 1.6%
347,958	Tyco International, Ltd. (U.S. Shares)	11,134,656
Enterprise Software/Services — 2.2%
231,185	Informatica Corp.*	7,968,947
245,593	Oracle Corp.	7,942,478
		15,911,425
Financial Guarantee Insurance — 1.0%
1,495,477	MGIC Investment Corp.*	7,402,611
Food - Confectionary — 1.3%
101,318	Hershey Co.	8,868,365
Food - Miscellaneous/Diversified — 1.3%
232,704	Unilever N.V.**	9,530,839
Heart Monitors — 0.6%
50,148	HeartWare International, Inc.*	4,434,588
Hotels and Motels — 0.8%
161,740	Accor S.A.**	5,617,916
Independent Power Producer — 2.1%
557,103	NRG Energy, Inc.	14,757,658
Industrial Automation and Robotics — 1.3%
59,900	FANUC Corp.**	9,158,107
Industrial Gases — 0.9%
56,833	Praxair, Inc.	6,339,153
Instruments - Controls — 0.5%
107,689	Sensata Technologies Holding N.V.*,**	3,539,737
Internet Content - Entertainment — 0.4%
162,542	Youku Tudou, Inc. (ADR)*	2,725,829
Internet Gambling — 0.8%
2,597,621	Bwin.Party Digital Entertainment PLC	5,666,905
Investment Management and Advisory Services — 0.9%
367,327	Grupo BTG Pactual	6,166,366
Life and Health Insurance — 5.3%
4,746,200	AIA Group, Ltd.	20,789,045
851,185	CNO Financial Group, Inc.	9,746,068
454,954	Prudential PLC	7,360,932
		37,896,045
Machinery - Construction and Mining — 0.7%
85,425	Joy Global, Inc.	5,084,496
Medical - Biomedical and Genetic — 2.8%
68,964	Celgene Corp.*,**	7,993,617
201,452	Gilead Sciences, Inc.*	9,857,046
41,612	Vertex Pharmaceuticals, Inc.*	2,287,828
		20,138,491
Medical - Drugs — 4.5%
114,152	Jazz Pharmaceuticals PLC*,**	6,382,238
144,746	Medivation, Inc.*	6,769,771
89,609	Sanofi**	9,104,351
210,851	Shire PLC	6,419,321
88,995	Zoetis, Inc.	2,972,433
		31,648,114
Medical - HMO — 1.0%
136,043	Aetna, Inc.	6,954,518
Medical - Wholesale Drug Distributors — 0.7%
94,297	AmerisourceBergen Corp.	4,851,581
Medical Products — 0.5%
51,509	Varian Medical Systems, Inc.*	3,708,648
Metal - Iron — 0.9%
1,596,006	Fortescue Metals Group, Ltd.	6,545,434
Multimedia — 1.1%
255,063	News Corp. - Class A	7,784,523
Networking Products — 1.5%
511,923	Cisco Systems, Inc.**	10,704,310
Oil Companies - Exploration and Production — 4.1%
63,572	Apache Corp.	4,905,216
193,242	Cobalt International Energy, Inc.*	5,449,424
70,714	EOG Resources, Inc.	9,056,342
127,639	Occidental Petroleum Corp.	10,003,068
		29,414,050
Oil Companies - Integrated — 2.2%
648,516	Petroleo Brasileiro S.A. (ADR)	10,745,910
107,318	Total S.A.**	5,138,186
		15,884,096
Oil Field Machinery and Equipment — 0.3%
39,883	Dresser-Rand Group, Inc.*	2,459,186
Oil Refining and Marketing — 2.0%
310,992	Valero Energy Corp.	14,147,026
Pharmacy Services — 1.3%
161,078	Express Scripts Holding Co.*	9,286,147
Property and Casualty Insurance — 1.3%
315,300	Tokio Marine Holdings, Inc.**	9,058,342
Real Estate Operating/Development — 1.8%
2,266,565	Hang Lung Properties, Ltd.	8,467,901
7,992,000	Shun Tak Holdings, Ltd.	4,303,693
		12,771,594
REIT - Diversified — 0.2%
455,500	Fibra Uno Administracion S.A. de C.V.	1,503,099
Retail - Apparel and Shoe — 1.2%
447,118	American Eagle Outfitters, Inc.	8,361,107
Retail - Jewelry — 0.5%
54,239	Tiffany & Co.	3,771,780
Retail - Major Department Stores — 0.9%
119,292	Nordstrom, Inc.	6,588,497
Rubber/Plastic Products — 0.3%
2,174,633	Jain Irrigation Systems, Ltd.	2,454,940
Semiconductor Components/Integrated Circuits — 1.2%
1,214,445	Atmel Corp.*	8,452,537
Steel - Producers — 0.9%
321,412	ThyssenKrupp A.G.**	6,535,678
Telecommunication Services — 2.3%
219,401	Amdocs, Ltd. (U.S. Shares)	7,953,286
4,985,500	Tower Bersama Infrastructure Tbk PT	3,104,712
106,295	Virgin Media, Inc.	5,205,266
		16,263,264
Tobacco — 2.3%
196,583	Imperial Tobacco Group PLC	6,865,950
307,900	Japan Tobacco, Inc.**	9,830,424
		16,696,374
Toys — 0.5%
30,100	Nintendo Co., Ltd.**	3,246,016
Transportation - Marine — 1.0%
862	A.P. Moeller - Maersk A/S - Class B	6,739,348
Transportation - Railroad — 2.7%
75,296	Canadian Pacific Railway, Ltd.	9,826,440
83,237	Kansas City Southern	9,230,983
		19,057,423
Wireless Equipment — 3.3%
97,648	SBA Communications Corp. - Class A*	7,032,609
1,323,192	Telefonaktiebolaget L.M. Ericsson - Class B	16,493,689
		23,526,298
Total Common Stock (cost $589,641,485)		683,667,586
Preferred Stock — 1.4%
Automotive - Cars and Light Trucks — 1.4%
50,158	Volkswagen A.G.,** (cost $9,672,817)	9,964,612
Warrant — 1.3%
Diversified Financial Services — 1.3%
651,747	JPMorgan Chase & Co. - expires 10/28/18 (cost $7,006,280)	9,287,395
Money Market — 1.2%
8,894,883	Janus Cash Liquidity Fund LLC, 0% (cost $8,894,883)	8,894,883
Total Investments (total cost $615,215,465) – 100%		$ 711,814,476

Summary of Investments by Country – (Long Positions)

March 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Australia	$10,471,957	1.5%
Bermuda	6,127,013	0.9%
Brazil	22,556,385	3.2%
Canada	9,826,440	1.4%
Cayman Islands	3,040,149	0.4%
Denmark	6,739,348	1.0%
Finland	3,784,740	0.5%
France	38,403,188	5.4%
Germany	16,500,290	2.3%
Gibraltar	5,666,905	0.8%
Guernsey	7,953,286	1.1%
Hong Kong	33,560,639	4.7%
India	2,454,940	0.4%
Indonesia	5,775,469	0.8%
Ireland	6,382,238	0.9%
Israel	6,712,510	0.9%
Italy	4,414,557	0.6%
Japan	35,842,630	5.0%
Jersey	6,419,321	0.9%
Mexico	1,503,099	0.2%
Netherlands	13,070,576	1.8%
Sweden	16,493,689	2.3%
Switzerland	33,364,148	4.7%
Turkey	7,502,762	1.1%
United Kingdom	46,522,725	6.5%
United States††	360,725,472	50.7%
Total	$711,814,476	100.0%

††	Includes Cash Equivalents of 1.2%.

Forward Currency Contracts, Open March 31, 2013 (unaudited)

Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC: Japanese Yen 4/18/13	745,000,000	$ 7,916,326	$ (177,031)
HSBC Securities (USA), Inc.:
Euro 5/2/13	7,700,000	9,871,145	178,818
Japanese Yen 5/2/13	739,000,000	7,853,371	(170,381)
		17,724,516	8,437
JPMorgan Chase & Co.: Japanese Yen 4/11/13	644,000,000	6,842,766	92,256
RBC Capital Markets Corp.: Japanese Yen 5/9/13	689,000,000	7,322,452	(58,274)
Total		$ 39,806,060	$ (134,612)

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.
β	Security is illiquid.

∞ Schedule of Fair Valued Securities (as of March 31, 2013)

		Value as a %
		of Investment
	Value	Securities
Janus Aspen Worldwide Portfolio
Chaoda Modern Agriculture Holdings, Ltd.	$ 314,320	0%

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

The following is a summary of inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2013 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Agricultural Operations	$ —	$ —	$314,320
Internet Content - Entertainment	—	2,725,829	—
Transportation - Marine	—	6,739,348	—
Oil Companies - Integrated	5,138,186	10,745,910	—
All Other	658,003,993	—	—

Preferred Stock	—	9,964,612	—

Warrant	—	9,287,395	—

Money Market	—	8,894,883	—
Total Investments in Securities	$663,142,179	$48,357,977	$314,320
Other Financial Instruments(b):	$ —	$ (134,612)	$ —

(a)	Includes Fair Value Factors.
(b)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2013 is noted below.

Portfolio	Aggregate Value
Janus Aspen Worldwide Portfolio	$128,371,099

Janus Aspen Global Technology Portfolio

Schedule of Investments (unaudited)

Shares or Contract Amounts		Value
Common Stock — 99.2%
Advertising Services — 0.2%
11,599	Marin Software, Inc.	$190,572
Applications Software — 7.3%
27,932	Intuit, Inc.	1,833,736
28,296	Linx S.A.	444,751
148,283	Microsoft Corp. **	4,242,376
5,852	Model N, Inc.*	115,987
36,797	RealPage, Inc.*	762,066
6,712	Red Hat, Inc.*	339,359
4,836	Salesforce.com, Inc.*	864,822
		8,603,097
Cable/Satellite Television — 0.8%
9,987	Time Warner Cable, Inc.	959,351
Commercial Services — 0.8%
72,180	Live Nation Entertainment, Inc.*	892,867
Commercial Services - Finance — 2.3%
5,059	MasterCard, Inc. - Class A	2,737,577
Computer Aided Design — 2.0%
29,151	ANSYS, Inc.*	2,373,474
Computer Services — 0.9%
14,167	Cognizant Technology Solutions Corp. - Class A*	1,085,334
Computer Software — 2.4%
35,941	Blackbaud, Inc.	1,064,932
28,819	Cornerstone OnDemand, Inc.*	982,728
24,986	SS&C Technologies Holdings, Inc.*	749,080
		2,796,740
Computers — 8.4%
22,428	Apple, Inc.**	9,927,306
Computers - Integrated Systems — 0.9%
15,983	Jack Henry & Associates, Inc.	738,575
5,771	Teradata Corp.*	337,661
		1,076,236
Computers - Memory Devices — 0.6%
30,098	EMC Corp.*	719,041
Consulting Services — 1.6%
16,615	Gartner, Inc.*	904,022
16,679	Verisk Analytics, Inc. - Class A*	1,027,927
		1,931,949
E-Commerce/Products — 6.8%
10,087	Amazon.com, Inc.*	2,688,085
57,615	eBay, Inc.*,**	3,123,885
8,623	MercadoLibre, Inc.	832,637
1,247	Netflix, Inc.*	236,194
108,800	Rakuten, Inc.**	1,110,888
		7,991,689
E-Commerce/Services — 3.5%
47,279	Ctrip.com International, Ltd. (ADR)*	1,010,825
9,953	OpenTable, Inc.*	626,840
1,855	priceline.com, Inc.*	1,276,110
21,354	Zillow, Inc. - Class A*	1,167,423
		4,081,198
Electronic Components - Miscellaneous — 2.9%
81,913	TE Connectivity, Ltd. (U.S. Shares)	3,434,612
Electronic Components – Semiconductors — 7.7%
10,478	Altera Corp.	371,655
81,172	ARM Holdings PLC**	1,135,747
40,359	Freescale Semiconductor, Ltd.*	600,946
40,041	International Rectifier Corp.*	846,867
43,000	MediaTek, Inc.	488,963
16,196	Microchip Technology, Inc.	595,365
251,008	ON Semiconductor Corp.*	2,078,346
869	Samsung Electronics Co., Ltd.	1,179,709
45,573	Xilinx, Inc.	1,739,521
		9,037,119
Electronic Connectors — 3.1%
49,608	Amphenol Corp. - Class A	3,703,237
Electronic Design Automation — 1.2%
98,059	Cadence Design Systems, Inc.*	1,365,962
Electronic Measuring Instruments — 0.8%
800	Keyence Corp.**	244,794
20,324	National Instruments Corp.	665,611
		910,405
Electronic Parts Distributors — 0.7%
465,000	WPG Holdings, Ltd.	527,207
258,975	WT Microelectronics Co., Ltd.	302,282
		829,489
Electronics - Military — 0.9%
41,812	Ultra Electronics Holdings PLC**	1,092,560
Enterprise Software/Services — 8.1%
21,943	Aveva Group PLC**	754,724
32,490	Informatica Corp.*	1,119,930
7,351	Microstrategy, Inc. - Class A*	743,039
141,667	Oracle Corp.**	4,581,511
32,521	PROS Holdings, Inc.*	883,596
25,540	Workday, Inc. - Private Placement*,∞,§	1,495,367
		9,578,167
Entertainment Software — 0.5%
59,000	Nexon Co., Ltd.**	572,323
Finance - Credit Card — 1.7%
24,080	American Express Co.	1,624,437
9,085	Discover Financial Services	407,371
		2,031,808
Industrial Automation and Robotics — 2.0%
15,649	FANUC Corp.**	2,392,574
Instruments - Controls — 1.0%
33,926	Sensata Technologies Holding N.V.*	1,115,148
Internet Applications Software — 0.9%
32,200	Tencent Holdings, Ltd.	1,023,789
Internet Content - Entertainment — 0.7%
49,945	Youku Tudou, Inc. (ADR)*	837,578
Internet Content - Information/News — 1.2%
5,323	LinkedIn Corp. - Class A*	937,167
21,924	Yelp, Inc.*	519,818
		1,456,985
Internet Gambling — 0.8%
442,028	Bwin.Party Digital Entertainment PLC**	964,317
Internet Infrastructure Software — 0.5%
27,876	TIBCO Software, Inc.*	563,653
Medical Information Systems — 1.2%
14,186	athenahealth, Inc.*	1,376,609
Medical Instruments — 0.2%
497	Intuitive Surgical, Inc. *,**	244,121
Multimedia — 2.2%
56,250	News Corp. - Class A	1,716,750
16,132	Walt Disney Co.	916,298
		2,633,048
Networking Products — 1.8%
103,896	Cisco Systems, Inc.	2,172,465
Printing - Commercial — 0.8%
24,593	VistaPrint N.V. (U.S. Shares)*	950,765
REIT - Diversified — 0.5%
7,489	American Tower Corp.	576,054
Semiconductor Components/Integrated Circuits — 4.7%
352,188	Atmel Corp.*	2,451,228
54,297	Cypress Semiconductor Corp.	598,896
726,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,428,094
		5,478,218
Software Tools — 2.0%
30,386	VMware, Inc. - Class A*	2,396,848
Telecommunication Equipment — 0.4%
12,437	NICE Systems, Ltd. (ADR)*	458,055
Telecommunication Services — 3.0%
76,370	Amdocs, Ltd. (U.S. Shares)**	2,768,413
1,307,000	Tower Bersama Infrastructure Tbk PT	813,932
		3,582,345
Television — 1.0%
25,100	CBS Corp. - Class B	1,171,919
Toys — 0.9%
10,032	Nintendo Co., Ltd.**	1,081,861
Transactional Software — 1.0%
19,234	Solera Holdings, Inc.	1,121,919
Web Portals/Internet Service Providers — 3.9%
3,126	Baidu, Inc. (ADR)*	274,150
5,439	Google, Inc. - Class A*	4,318,729
		4,592,879
Wireless Equipment — 2.4%
7,301	Crown Castle International Corp.*	508,442
187,508	Telefonaktiebolaget L.M. Ericsson - Class B	2,337,301
		2,845,743
Total Common Stock (cost $91,921,622)		116,959,006
Purchased Options - Calls — 0%
88	Apple, Inc. expires June 2013 exercise price $550.00	16,744
5	Netflix, Inc. expires September 2013 exercise price $200.00	11,752
Total Purchased Options - Calls (premiums paid $295,964)		28,496
Money Market — 1.2%
1,396,149	Janus Cash Liquidity Fund LLC, 0% (cost $1,396,149)	1,396,149
Total Investments (total cost $93,613,735) – 100.4%		$118,383,651
Securities Sold Short — (0.4)%
Common Stock Sold Short — (0.4)%
Electronic Components – Semiconductors — (0.4)%
33,870	Imagination Technologies Group PLC*	(266,278)
17,608	NVIDIA Corp.	(225,735)
Total Securities Sold Short (proceeds $449,059)		$(492,013)

Summary of Investments by Country – (Long Positions) March 31, 2013 (unaudited)
Country	Value	% of Investment Securities
Bermuda	$600,946	0.5%
Brazil	444,751	0.4%
Cayman Islands	3,146,342	2.6%
Gibraltar	964,317	0.8%
Guernsey	2,768,413	2.3%
Indonesia	813,932	0.7%
Israel	458,055	0.4%
Japan	5,402,440	4.6%
Netherlands	2,065,913	1.7%
South Korea	1,179,709	1.0%
Sweden	2,337,301	2.0%
Switzerland	3,434,612	2.9%
Taiwan	3,746,546	3.2%
United Kingdom	2,983,031	2.5%
United States††	88,037,343	74.4%
Total	$118,383,651	100.0%

††	Includes Cash Equivalents of 1.2%.

Summary of Investments by Country – (Short Positions) March 31, 2013 (unaudited)
Country	Value	% of Securities Sold Short
United Kingdom	$(266,278)	54.1%
United States	(225,735)	45.9%
Total	$(492,013)	100.0%

Forward Currency Contracts, Open March 31, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
British Pound 4/18/13	218,000	$331,154	$(5,992)
Japanese Yen 4/18/13	85,100,000	904,268	(20,222)
		1,235,422	(26,214)
HSBC Securities (USA), Inc.:
British Pound 5/2/13	110,000	167,082	(3,612)
Japanese Yen 5/2/13	123,600,000	1,313,500	(25,982)
		1,480,582	(29,594)
JPMorgan Chase & Co.:
British Pound 4/11/13	240,000	364,590	(4,302)
Japanese Yen 4/11/13	92,300,000	980,726	8,927
		1,345,316	4,625
RBC Capital Markets Corp.: Japanese Yen 5/9/13	88,800,000	943,735	(7,511)
Total		$5,005,055	$(58,694)

Schedule of Written Options – Puts			Value
Apple, Inc. (LEAPS) expires January 2014 88 contracts exercise price $400.00			(262,553)
Intuitive Surgical, Inc. expires May 2013 3 contracts exercise price $430.00			(2,290)
Intuitive Surgical, Inc. expires July 2013 3 contracts exercise price $400.00			(2,892)
Netflix, Inc. expires September 2013 5 contracts exercise price $160.00			(7,588)
Total Schedule of Written Options - Puts (premiums received $211,306)			$(275,323)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LEAPS	Long-Term Equity Anticipation Securities
PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

∞ Schedule of Fair Valued Securities (as of March 31, 2013)

	Value	Value as a % of Investment Securities
Janus Aspen Global Technology Portfolio Workday, Inc. - Private Placement	$ 1,495,367	1.3%

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted as to resale and may not have a readily available market.

§ Schedule of Restricted and Illiquid Securities (as of March 31, 2013)

				Value as a % of
	Acquisition	Acquisition		Investment
	Date	Cost	Value	Securities
Janus Aspen Global Technology Portfolio Workday, Inc. - Private Placement	10/13/11	$338,660	$ 1,495,367	1.3%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2013. The issuer incurs all registration costs.

The following is a summary of inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2013 )

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
E-Commerce/Services	$ 3,070,373	$ 1,010,825	$ -
Enterprise Software/Services	8,082,800	1,495,367	-
Internet Content - Entertainment	-	837,578	-
Telecommunication Equipment	-	458,055	-
Web Portals/Internet Service Providers	4,318,729	274,150	-

All Other	97,411,129	-	-
Money Market	-	1,396,149	-

Total Investments in Securities	$ 112,883,031	$ 5,472,124	$ -
Investments in Purchased Options:	$ -	$ 28,496	$ -
Investments in Securities Sold Short:
Common Stock
Electronic Components - Semiconductors	$ (492,013)	$ -	$ -
Other Financial Instruments(b):	$ -	$ (334,017)	$ -

(a)	Includes fair value factors.
(b)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2013 is noted below.

Portfolio	Aggregate Value
Janus Aspen Global Technology Portfolio	$ 18,919,811

Janus Aspen INTECH U.S. Low Volatility Portfolio

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 92.8%
Aerospace and Defense — 0.6%
500	Boeing Co.	$ 42,925
1,300	Lockheed Martin Corp.	125,476
500	Raytheon Co.	29,395
300	Rockwell Collins, Inc.	18,936
		216,732
Appliances — 0.1%
200	Whirlpool Corp.	23,692
Athletic Footwear — 0.2%
1,000	NIKE, Inc. - Class B	59,010
Automotive - Cars and Light Trucks — 0.1%
2,900	Ford Motor Co.	38,135
Automotive - Truck Parts and Equipment - Original — 0%
200	Delphi Automotive PLC	8,880
Beverages - Non-Alcoholic — 2.2%
4,300	Coca-Cola Co.	173,892
1,900	Dr. Pepper Snapple Group, Inc.	89,205
6,900	PepsiCo, Inc.	545,859
		808,956
Broadcast Services and Programming — 0.1%
500	Scripps Networks Interactive, Inc. - Class A	32,170
Cable/Satellite Television — 0.5%
2,800	Comcast Corp. - Class A	117,628
600	Time Warner Cable, Inc.	57,636
		175,264
Cellular Telecommunications — 0.3%
2,500	MetroPCS Communications, Inc.*	27,250
15,000	Sprint Nextel Corp.*	93,150
		120,400
Chemicals - Diversified — 0%
100	PPG Industries, Inc.	13,394
Chemicals - Specialty — 0%
200	Ecolab, Inc.	16,036
Coal — 0%
700	Peabody Energy Corp.	14,805
Coatings and Paint Products — 1.9%
4,100	Sherwin-Williams Co.	692,449
Commercial Banks — 0.2%
700	M&T Bank Corp.	72,212
Commercial Services — 0.2%
2,100	Iron Mountain, Inc.	76,251
Commercial Services - Finance — 0.4%
400	Equifax, Inc.	23,036
2,700	H&R Block, Inc.	79,434
300	Moody's Corp.	15,996
1,800	Western Union Co.	27,072
		145,538
Computers — 0.8%
700	Apple, Inc.	309,841
Computers - Integrated Systems — 0.1%
500	Teradata Corp.*	29,255
Computers - Memory Devices — 0.2%
1,700	Seagate Technology PLC	62,152
Consumer Products - Miscellaneous — 6.4%
9,900	Clorox Co.	876,447
15,000	Kimberly-Clark Corp.	1,469,700
		2,346,147
Containers - Metal and Glass — 0%
100	Ball Corp.	4,758
Containers - Paper and Plastic — 0.1%
800	Bemis Co., Inc.	32,288
Cosmetics and Toiletries — 5.1%
3,200	Colgate-Palmolive Co.	377,696
19,100	Procter & Gamble Co.	1,471,846
		1,849,542
Cruise Lines — 0%
100	Carnival Corp. (U.S. Shares)	3,430
Data Processing and Management — 0.4%
1,400	Dun & Bradstreet Corp.	117,110
700	Fidelity National Information Services, Inc.	27,734
		144,844
Dental Supplies and Equipment — 0.1%
500	Patterson Cos., Inc.	19,020
Dialysis Centers — 0.8%
2,500	DaVita HealthCare Partners, Inc.*	296,475
Disposable Medical Products — 0.5%
1,800	C.R. Bard, Inc.	181,404
Distribution/Wholesale — 0.4%
2,900	Fastenal Co.	148,915
Diversified Banking Institutions — 0%
100	Citigroup, Inc.	4,424
Diversified Operations — 0.2%
100	Dover Corp.	7,288
300	Illinois Tool Works, Inc.	18,282
1,000	Leggett & Platt, Inc.	33,780
		59,350
E-Commerce/Products — 0.1%
600	eBay, Inc.*	32,532
Electric - Integrated — 12.0%
200	Ameren Corp.	7,004
1,300	American Electric Power Co., Inc.	63,219
1,200	CMS Energy Corp.	33,528
14,600	Consolidated Edison, Inc.	891,038
3,000	Dominion Resources, Inc.	174,540
400	DTE Energy Co.	27,336
1,200	Duke Energy Corp.	87,108
1,100	Edison International	55,352
1,400	Entergy Corp.	88,536
100	Exelon Corp.	3,448
500	FirstEnergy Corp.	21,100
1,600	NextEra Energy, Inc.	124,288
200	Northeast Utilities	8,692
3,700	Pepco Holdings, Inc.	79,180
4,100	PG&E Corp.	182,573
800	Pinnacle West Capital Corp.	46,312
6,100	PPL Corp.	190,991
1,200	Public Service Enterprise Group, Inc.	41,208
1,100	SCANA Corp.	56,276
38,300	Southern Co.	1,797,036
2,200	TECO Energy, Inc.	39,204
2,400	Wisconsin Energy Corp.	102,936
9,000	Xcel Energy, Inc.	267,300
		4,388,205
Electronic Components – Semiconductors — 0.1%
1,700	First Solar, Inc.*	45,832
Electronic Connectors — 0%
100	Amphenol Corp. - Class A	7,465
Electronic Measuring Instruments — 0%
400	FLIR Systems, Inc.	10,404
Electronics - Military — 0%
100	L-3 Communications Holdings, Inc.	8,092
Enterprise Software/Services — 0.2%
2,300	CA, Inc.	57,891
Finance - Consumer Loans — 0.1%
900	SLM Corp.	18,432
Finance - Credit Card — 0.2%
200	Discover Financial Services	8,968
400	Visa, Inc. - Class A	67,936
		76,904
Finance - Other Services — 0%
100	CME Group, Inc.	6,139
Food - Confectionary — 2.0%
6,000	Hershey Co.	525,180
2,200	J.M. Smucker Co.	218,152
		743,332
Food - Dairy Products — 0.3%
5,800	Dean Foods Co.*	105,154
Food - Meat Products — 0.7%
5,600	Hormel Foods Corp.	231,392
1,100	Tyson Foods, Inc. - Class A	27,302
		258,694
Food - Miscellaneous/Diversified — 14.3%
5,000	Campbell Soup Co.	226,800
17,000	ConAgra Foods, Inc.	608,770
33,800	General Mills, Inc.	1,666,678
4,100	H.J. Heinz Co.	296,307
21,100	Kellogg Co.	1,359,473
3,000	Kraft Foods Group, Inc.	154,590
9,400	McCormick & Co., Inc.	691,370
7,800	Mondelez International, Inc. - Class A	238,758
		5,242,746
Food - Retail — 0.6%
4,200	Kroger Co.	139,188
3,700	Safeway, Inc.	97,495
		236,683
Food - Wholesale/Distribution — 0.7%
6,800	Sysco Corp.	239,156
Gas - Distribution — 0.2%
300	CenterPoint Energy, Inc.	7,188
400	NiSource, Inc.	11,736
700	Sempra Energy	55,958
		74,882
Gas - Transportation — 0.1%
900	AGL Resources, Inc.	37,755
Gold Mining — 0.5%
4,100	Newmont Mining Corp.	171,749
Home Decoration Products — 0%
600	Newell Rubbermaid, Inc.	15,660
Hotels and Motels — 0%
100	Wyndham Worldwide Corp.	6,448
Independent Power Producer — 0.1%
1,800	NRG Energy, Inc.	47,682
Industrial Gases — 0.1%
200	Praxair, Inc.	22,308
Insurance Brokers — 0.2%
1,200	Aon PLC	73,800
Internet Security — 0.3%
2,100	VeriSign, Inc.	99,288
Life and Health Insurance — 0.2%
1,200	AFLAC, Inc.	62,424
300	Torchmark Corp.	17,940
		80,364
Machinery - Farm — 0.1%
500	Deere & Co.	42,990
Machinery - Pumps — 0.1%
200	Flowserve Corp.	33,542
Medical - Biomedical and Genetic — 0.5%
1,900	Amgen, Inc.	194,769
Medical - Drugs — 4.7%
4,400	Abbott Laboratories	155,408
4,100	AbbVie, Inc.	167,198
2,100	Bristol-Myers Squibb Co.	86,499
900	Eli Lilly & Co.	51,111
13,400	Johnson & Johnson	1,092,502
1,400	Merck & Co., Inc.	61,922
3,200	Pfizer, Inc.	92,352
		1,706,992
Medical - Generic Drugs — 0.3%
700	Actavis, Inc.*	64,477
1,300	Mylan, Inc.*	37,622
		102,099
Medical - HMO — 1.6%
2,200	Aetna, Inc.	112,464
1,200	Cigna Corp.	74,844
4,800	Coventry Health Care, Inc.	225,744
900	Humana, Inc.	62,199
1,900	UnitedHealth Group, Inc.	108,699
300	WellPoint, Inc.	19,869
		603,819
Medical - Wholesale Drug Distributors — 0.2%
100	AmerisourceBergen Corp.	5,145
700	McKesson Corp.	75,572
		80,717
Medical Instruments — 0.1%
400	Edwards Lifesciences Corp.*	32,864
Medical Labs and Testing Services — 0.8%
2,800	Laboratory Corp. of America Holdings*	252,560
700	Quest Diagnostics, Inc.	39,515
		292,075
Medical Products — 1.5%
2,100	Baxter International, Inc.	152,544
4,000	Becton, Dickinson and Co.	382,440
		534,984
Metal - Iron — 0.1%
2,100	Cliffs Natural Resources, Inc.	39,921
Metal Processors and Fabricators — 0.1%
100	Precision Castparts Corp.	18,962
Multi-Line Insurance — 1.1%
1,400	Allstate Corp.	68,698
5,200	Cincinnati Financial Corp.	245,388
1,100	Hartford Financial Services Group, Inc.	28,380
200	Loews Corp.	8,814
1,500	XL Group PLC	45,450
		396,730
Multimedia — 0.2%
500	Time Warner, Inc.	28,810
700	Walt Disney Co.	39,760
		68,570
Non-Hazardous Waste Disposal — 0.3%
1,300	Republic Services, Inc.	42,900
1,400	Waste Management, Inc.	54,894
		97,794
Oil Companies - Exploration and Production — 0.4%
1,000	Cabot Oil & Gas Corp.	67,610
800	EQT Corp.	54,200
500	Range Resources Corp.	40,520
		162,330
Oil Refining and Marketing — 0.2%
100	Marathon Petroleum Corp.	8,960
900	Tesoro Corp.	52,695
		61,655
Pipelines — 0.2%
900	Spectra Energy Corp.	27,675
1,400	Williams Cos., Inc.	52,444
		80,119
Property and Casualty Insurance — 0.4%
100	Chubb Corp.	8,753
4,500	Progressive Corp.	113,715
300	Travelers Cos., Inc.	25,257
		147,725
Publishing - Books — 0.1%
900	McGraw-Hill Cos., Inc.	46,872
REIT - Apartments — 0.3%
1,200	Apartment Investment & Management Co. - Class A	36,792
300	AvalonBay Communities, Inc.	38,001
600	Equity Residential	33,036
		107,829
REIT - Diversified — 0.3%
500	American Tower Corp.	38,460
1,000	Plum Creek Timber Co., Inc.	52,200
700	Weyerhaeuser Co.	21,966
		112,626
REIT - Health Care — 0.7%
1,300	HCP, Inc.	64,818
1,600	Heath Care REIT, Inc.	108,656
1,000	Ventas, Inc.	73,200
		246,674
REIT - Office Property — 0.1%
200	Boston Properties, Inc.	20,212
REIT - Regional Malls — 0.1%
200	Simon Property Group, Inc.	31,712
REIT - Storage — 0.3%
800	Public Storage	121,856
Retail - Apparel and Shoe — 0.3%
1,600	Ross Stores, Inc.	96,992
Retail - Auto Parts — 4.2%
2,700	AutoZone, Inc.*	1,071,279
4,400	O'Reilly Automotive, Inc.*	451,220
		1,522,499
Retail - Automobile — 0.1%
500	CarMax, Inc.*	20,850
Retail - Building Products — 1.1%
4,200	Home Depot, Inc.	293,076
2,800	Lowe's Cos., Inc.	106,176
		399,252
Retail - Consumer Electronics — 0.1%
1,100	Best Buy Co., Inc.	24,365
Retail - Discount — 3.2%
400	Costco Wholesale Corp.	42,444
200	Dollar General Corp.*	10,116
1,200	Family Dollar Stores, Inc.	70,860
3,900	Target Corp.	266,955
10,600	Wal-Mart Stores, Inc.	793,198
		1,183,573
Retail - Drug Store — 0.2%
1,200	CVS Caremark Corp.	65,988
200	Walgreen Co.	9,536
		75,524
Retail - Major Department Stores — 0.6%
5,000	TJX Cos., Inc.	233,750
Retail - Restaurants — 1.7%
4,900	McDonald's Corp.	488,481
500	Starbucks Corp.	28,480
1,700	Yum! Brands, Inc.	122,298
		639,259
Savings/Loan/Thrifts — 0.1%
2,200	Hudson City Bancorp, Inc.	19,008
Security Services — 0.1%
1,000	ADT Corp.	48,940
Semiconductor Equipment — 0.1%
200	KLA-Tencor Corp.	10,548
600	Lam Research Corp.*	24,876
300	Teradyne, Inc.*	4,866
		40,290
Telecommunication Equipment — 0.5%
3,600	Harris Corp.	166,824
200	Juniper Networks, Inc.*	3,708
		170,532
Telephone - Integrated — 1.7%
5,000	AT&T, Inc.	183,450
7,500	CenturyLink, Inc.	263,475
1,000	Frontier Communications Corp.	3,980
3,800	Verizon Communications, Inc.	186,770
		637,675
Tobacco — 7.5%
40,900	Altria Group, Inc.	1,406,551
19,800	Lorillard, Inc.	798,930
500	Philip Morris International, Inc.	46,355
11,300	Reynolds American, Inc.	502,737
		2,754,573
Tools - Hand Held — 0.1%
500	Snap-on, Inc.	41,350
Toys — 0.1%
100	Hasbro, Inc.	4,394
400	Mattel, Inc.	17,516
		21,910
Transportation - Services — 0%
200	C.H. Robinson Worldwide, Inc.	11,892
Vitamins and Nutrition Products — 0.4%
1,900	Mead Johnson Nutrition Co.	147,155
Web Portals/Internet Service Providers — 0.7%
200	Google, Inc. - Class A*	158,806
4,400	Yahoo!, Inc.*	103,532
		262,338
Wireless Equipment — 0.3%
1,200	Crown Castle International Corp.*	83,568
500	Motorola Solutions, Inc.	32,015
		115,583
Total Common Stock (cost $31,103,620)		33,967,114
Money Market — 7.2%
2,636,016	Janus Cash Liquidity Fund LLC, 0% (cost $2,636,016)	2,636,016
Total Investments (total cost $33,739,636) – 100%		$ 36,603,130

Summary of Investments by Country – (Long Positions) March 31, 2013 (unaudited)
Country	Value	% of Investment Securities
Ireland	$107,602	0.3%
Jersey	8,880	0.0%
Panama	3,430	0.0%
United Kingdom	73,800	0.2%
United States††	36,409,418	99.5%
Total	$36,603,130	100.0%

††	Includes Cash Equivalents of 7.2%.

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2013)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Input	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$ 33,967,114	$ -	$ -
Money Market	-	2,636,016	-
Total Investments in Securities	$ 33,967,114	$ 2,636,016	$ -

Janus Aspen Janus Portfolio

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 98.0%
Agricultural Chemicals — 1.3%
71,169	Monsanto Co.	$7,517,582
Apparel Manufacturers — 1.8%
139,906	Coach, Inc.	6,993,901
344,000	Prada SpA**	3,501,024
		10,494,925
Applications Software — 1.8%
153,968	Intuit, Inc.	10,107,999
Athletic Footwear — 2.0%
197,853	NIKE, Inc. - Class B	11,675,306
Beverages - Wine and Spirits — 1.8%
82,855	Pernod-Ricard S.A.**	10,323,291
Brewery — 3.4%
115,173	Anheuser-Busch InBev N.V.**	11,403,487
151,811	SABMiller PLC**	7,989,081
		19,392,568
Cable/Satellite Television — 1.3%
77,726	Time Warner Cable, Inc.	7,466,360
Commercial Services - Finance — 1.4%
14,575	MasterCard, Inc. - Class A	7,886,970
Computer Aided Design — 0.9%
65,324	ANSYS, Inc.*	5,318,680
Computers — 6.4%
82,429	Apple, Inc.**	36,485,548
Computers - Integrated Systems — 0.3%
28,365	Teradata Corp.*	1,659,636
Computers - Memory Devices — 0.4%
84,894	EMC Corp.*	2,028,118
Consulting Services — 0.8%
72,912	Verisk Analytics, Inc. - Class A*	4,493,567
Containers - Metal and Glass — 1.0%
119,570	Ball Corp.	5,689,141
Cosmetics and Toiletries — 1.1%
53,160	Colgate-Palmolive Co.	6,274,475
Distribution/Wholesale — 2.2%
79,401	Fastenal Co.	4,077,241
37,366	W.W. Grainger, Inc.	8,406,603
		12,483,844
Diversified Operations — 1.6%
147,747	Danaher Corp.	9,182,476
E-Commerce/Products — 2.5%
12,636	Amazon.com, Inc.*	3,367,367
206,617	eBay, Inc.*	11,202,774
		14,570,141
E-Commerce/Services — 0.5%
4,081	priceline.com, Inc.*	2,807,442
Electric – Transmission — 0.5%
74,119	Brookfield Infrastructure Partners L.P.	2,820,969
Electronic Components - Miscellaneous — 1.5%
209,972	TE Connectivity, Ltd. (U.S. Shares)	8,804,126
Electronic Components – Semiconductors — 1.0%
662,349	ON Semiconductor Corp.*	5,484,250
Electronic Connectors — 1.2%
92,314	Amphenol Corp. - Class A	6,891,240
Electronic Security Devices — 1.0%
179,075	Tyco International, Ltd. (U.S. Shares)	5,730,400
Enterprise Software/Services — 3.3%
144,161	Informatica Corp.*	4,969,230
423,480	Oracle Corp.	13,695,343
		18,664,573
Finance - Credit Card — 0.4%
14,278	Visa, Inc. - Class A	2,424,976
Food - Miscellaneous/Diversified — 0.3%
41,409	Unilever N.V. **	1,695,985
Food - Retail — 1.0%
66,636	Whole Foods Market, Inc.	5,780,673
Industrial Automation and Robotics — 1.0%
39,400	FANUC Corp.**	6,023,863
Industrial Gases — 1.0%
52,034	Praxair, Inc.	5,803,872
Instruments - Controls — 1.1%
195,683	Sensata Technologies Holding N.V.*,**	6,432,100
Internet Content - Information/News — 0.4%
11,741	LinkedIn Corp. - Class A*	2,067,120
Investment Management and Advisory Services — 0.8%
64,708	T. Rowe Price Group, Inc.	4,844,688
Life and Health Insurance — 0.5%
662,000	AIA Group, Ltd.	2,899,656
Medical - Biomedical and Genetic — 5.2%
15,438	Alexion Pharmaceuticals, Inc.*	1,422,457
90,761	Celgene Corp.*	10,520,108
276,042	Gilead Sciences, Inc.*	13,506,735
82,279	Vertex Pharmaceuticals, Inc.*	4,523,699
		29,972,999
Medical - Drugs — 4.8%
264,296	AbbVie, Inc.	10,777,991
96,802	Medivation, Inc.*	4,527,429
27,966	Shire PLC (ADR)**	2,554,974
54,932	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	4,120,999
171,304	Zoetis, Inc.	5,721,553
		27,702,946
Medical - Generic Drugs — 1.2%
57,369	Perrigo Co.	6,811,421
Medical - HMO — 0.8%
86,677	Aetna, Inc.	4,430,928
Medical Products — 0.5%
43,549	Varian Medical Systems, Inc.*	3,135,528
Metal Processors and Fabricators — 2.4%
71,643	Precision Castparts Corp.	13,584,946
Multimedia — 1.3%
96,128	News Corp. - Class A	2,933,827
74,699	Walt Disney Co.	4,242,903
		7,176,730
Networking Products — 0.5%
134,736	Cisco Systems, Inc.	2,817,330
Oil and Gas Drilling — 0.7%
63,113	Helmerich & Payne, Inc.	3,830,959
Oil Companies - Exploration and Production — 1.8%
34,367	EOG Resources, Inc.	4,401,382
50,511	Noble Energy, Inc.	5,842,102
		10,243,484
Oil Field Machinery and Equipment — 1.3%
62,232	Dresser-Rand Group, Inc.*	3,837,225
50,888	National Oilwell Varco, Inc.	3,600,326
		7,437,551
Pharmacy Services — 1.8%
176,019	Express Scripts Holding Co.*	10,147,495
Pipelines — 1.7%
162,454	Enterprise Products Partners L.P.	9,794,352
Real Estate Management/Services — 0.8%
4,423,715	Colony American Homes Holdings III L.P. - Private Placement*,∞,§	4,423,715
Recreational Vehicles — 0.5%
31,801	Polaris Industries, Inc.	2,941,275
REIT - Health Care — 0.6%
43,909	Ventas, Inc.	3,214,139
REIT - Regional Malls — 0.6%
21,357	Simon Property Group, Inc.	3,386,366
Retail - Apparel and Shoe — 2.5%
315,288	Limited Brands, Inc.*	14,080,762
Retail - Auto Parts — 1.5%
22,012	AutoZone, Inc.*	8,733,701
Retail - Discount — 1.1%
59,077	Costco Wholesale Corp.	6,268,660
Retail - Major Department Stores — 1.7%
70,522	Nordstrom, Inc.	3,894,930
120,642	TJX Cos., Inc.	5,640,014
		9,534,944
Retail - Restaurants — 1.0%
97,367	Starbucks Corp.	5,546,024
Semiconductor Components/Integrated Circuits — 1.3%
497,234	Atmel Corp.*	3,460,748
1,188,942	Taiwan Semiconductor Manufacturing Co., Ltd.	3,976,395
		7,437,143
Soap and Cleaning Preparations — 0.5%
38,551	Reckitt Benckiser Group PLC**	2,763,181
Software Tools — 1.1%
80,141	VMware, Inc. - Class A*	6,321,522
Telecommunication Services — 0.9%
144,448	Amdocs, Ltd. (U.S. Shares)**	5,236,240
Television — 1.6%
195,260	CBS Corp. - Class B	9,116,689
Tobacco — 0.9%
54,377	Philip Morris International, Inc.	5,041,292
Toys — 0.9%
121,046	Mattel, Inc.	5,300,604
Transportation - Railroad — 1.9%
67,005	Canadian Pacific Railway, Ltd. (U.S. Shares)	8,742,143
15,213	Union Pacific Corp.	2,166,483
		10,908,626
Vitamins and Nutrition Products — 0.4%
30,697	Mead Johnson Nutrition Co.	2,377,483
Web Portals/Internet Service Providers — 4.1%
29,637	Google, Inc. - Class A*	23,532,667
Wireless Equipment — 2.6%
70,796	Crown Castle International Corp.*	4,930,233
129,035	Motorola Solutions, Inc.	8,262,111
115,038	Telefonaktiebolaget L.M. Ericsson - Class B	1,433,958
		14,626,302
Total Common Stock (cost $414,676,758)		560,104,564
Money Market — 2.0%
11,462,487	Janus Cash Liquidity Fund LLC, 0% (cost $11,462,487)	11,462,487
Total Investments (total cost $426,139,245) – 100%		$571,567,051

Summary of Investments by Country – (Long Positions) March 31, 2013(unaudited)
Country	Value	% of Investment Securities
Belgium	$11,403,487	2.0%
Bermuda	2,820,969	0.5%
Canada	12,863,142	2.3%
France	10,323,291	1.8%
Guernsey	5,236,240	0.9%
Hong Kong	2,899,656	0.5%
Italy	3,501,024	0.6%
Japan	6,023,863	1.1%
Jersey	2,554,974	0.4%
Netherlands	8,128,085	1.4%
Sweden	1,433,958	0.3%
Switzerland	14,534,526	2.5%
Taiwan	3,976,395	0.7%
United Kingdom	10,752,262	1.9%
United States††	475,115,179	83.1%
Total	$571,567,051	100.0%

††	Includes Cash Equivalents of 2.0%.

Forward Currency Contracts, Open March 31, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
British Pound 4/18/13	1,180,000	$1,792,486	$(32,434)
Euro 4/18/13	2,400,000	3,076,413	36,867
Japanese Yen 4/18/13	104,100,000	1,106,160	(21,596)
		5,975,059	(17,163)
HSBC Securities (USA), Inc.:
British Pound 5/2/13	2,055,000	3,121,386	(67,481)
Euro 5/2/13	3,800,000	4,871,474	88,248
Japanese Yen 5/2/13	156,800,000	1,666,318	(36,151)
		9,659,178	(15,384)
JPMorgan Chase & Co.:
British Pound 4/11/13	1,890,000	2,871,146	(33,878)
Euro 4/11/13	4,325,000	5,543,686	70,063
Japanese Yen 4/11/13	120,000,000	1,275,050	17,191
		9,689,882	53,376
RBC Capital Markets Corp.:
British Pound 5/9/13	1,650,000	2,506,121	1,813
Euro 5/9/13	2,640,000	3,384,581	37,044
Japanese Yen 5/9/13	155,000,000	1,647,286	(13,110)
		7,537,988	25,747
Total		$32,862,107	$46,576

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

ºº Schedule of Fair Valued Securities (as of March 31, 2013)

	Value	Value as a % of Investment Securities
Janus Aspen Janus Portfolio Colony American Homes Holdings III L.P. - Private Placement	$ 4,423,715	0.8%

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio’s Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted as to resale and may not have a readily available market.

§ Schedule of Restricted and Illiquid Securities (as of March 31, 2013)

				Value as a % of
	Acquisition	Acquisition		Investment
	Date	Cost	Value	Securities
Janus Aspen Janus Portfolio Colony American Homes Holdings III L.P. - Private Placement	1/30/13	$ 4,423,715	$ 4,423,715	0.8%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2013. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.
Valuation Inputs Summary (as of March 31, 2013)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Input (a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Medical – Drugs	$ 25,147,972	$2,554,974	$ -
Real Estate Management/Services	-	-	4,423,715
All Other	527,977,903	-	-

Money Market	-	11,462,487	-

Total Investments in Securities	$ 553,125,875	$ 14,017,461	$ 4,423,715
Other Financial Instruments(b):	$ -	$ 46,576	$ -

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2013 is noted below.

Portfolio	Aggregate Value
Janus Aspen Janus Portfolio	$82,424,464

Janus Aspen Overseas Portfolio

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 100.0%
Agricultural Operations — 0.1%
46,586,847	Chaoda Modern Agriculture Holdings, Ltd. ß ,ºº	$ 1,800,504
Airlines — 10.5%
4,467,460	Delta Air Lines, Inc.*,**	73,757,764
2,247,268	United Continental Holdings, Inc.*,**	71,935,049
		145,692,813
Apparel Manufacturers — 0.5%
354,516	Burberry Group PLC	7,157,751
Automotive - Cars and Light Trucks — 4.0%
890,411	Renault S.A.	55,778,364
Building - Residential and Commercial — 2.0%
6,586,500	MRV Engenharia e Participacoes S.A.	27,356,800
Building and Construction Products - Miscellaneous — 0.7%
95,534,000	Paul Y Engineering Group, Ltd. £	9,230,576
Commercial Banks — 7.9%
6,748,744	Banco Bilbao Vizcaya Argentaria S.A.	58,499,322
1,637,655	Punjab National Bank	21,633,499
486,890	State Bank of India	18,570,269
1,124,139	Turkiye Halk Bankasi A/S	12,024,372
		110,727,462
Distribution/Wholesale — 7.9%
4,383,510	Adani Enterprises, Ltd.	16,309,609
68,129,940	Li & Fung, Ltd.	93,914,221
		110,223,830
Diversified Banking Institutions — 4.6%
391,841	BNP Paribas S.A.**	20,109,090
793,419	Deutsche Bank A.G.	30,929,928
382,826	Societe Generale S.A.	12,575,884
		63,614,902
Diversified Operations — 2.1%
14,731,465	Melco International Development, Ltd.	25,506,730
302,885	Orascom Development Holding A.G.	3,510,785
		29,017,515
Diversified Operations - Commercial Services — 2.6%
18,303,333	John Keells Holdings PLC	35,682,109
E-Commerce/Products — 0.8%
1,145,800	Rakuten, Inc. **	11,699,042
E-Commerce/Services — 0.9%
605,955	Ctrip.com International, Ltd. (ADR)*	12,955,318
Electric Products – Miscellaneous — 1.1%
1,245,608	Havells India, Ltd.	14,756,140
Electronic Components – Semiconductors — 2.9%
2,884,056	ARM Holdings PLC	40,353,299
Entertainment Software — 1.4%
1,999,200	Nexon Co., Ltd.**	19,393,005
Finance - Mortgage Loan Banker — 1.2%
1,069,135	Housing Development Finance Corp.	16,254,905
Finance - Other Services — 1.3%
193,400	Japan Exchange Group, Inc. **	17,918,062
Food - Meat Products — 0.6%
2,629,600	JBS S.A.	8,852,119
Food - Retail — 0.9%
712,669	X5 Retail Group N.V. (GDR)	11,972,839
Hotels and Motels — 2.4%
16,913,835	Shangri-La Asia, Ltd.	33,120,376
Independent Power Producer — 0.4%
7,057,844	Adani Power, Ltd.*	5,279,260
Industrial Automation and Robotics — 2.0%
179,500	FANUC Corp.**	27,443,742
Internet Content - Entertainment — 1.4%
1,138,888	Youku Tudou, Inc. (ADR)*	19,099,152
Medical - Drugs — 4.7%
7,339,651	Genomma Lab Internacional S.A.B. de C.V. - Class B*	17,955,515
720,093	Jazz Pharmaceuticals PLC*	40,260,399
434,317	Strides Arcolab, Ltd.	6,968,892
		65,184,806
Metal - Diversified — 0.4%
924,885	Turquoise Hill Resources, Ltd.*	5,892,089
Metal - Iron — 3.0%
10,211,765	Fortescue Metals Group, Ltd.	41,879,812
Oil and Gas Drilling — 0.5%
1,343,952	Karoon Gas Australia, Ltd.*	7,162,447
Oil Companies - Exploration and Production — 5.0%
1,218,001	Cobalt International Energy, Inc.*	34,347,628
1,355,000	HRT Participacoes em Petroleo S.A.*	2,233,738
959,383	Niko Resources, Ltd.*	6,036,291
6,753,560	OGX Petroleo e Gas Participacoes S.A.*	7,723,131
2,737,975	Ophir Energy PLC*	19,262,825
		69,603,613
Oil Companies - Integrated — 6.0%
830,971	Pacific Rubiales Energy Corp.	17,542,357
3,954,905	Petroleo Brasileiro S.A. (ADR)**	65,532,776
		83,075,133
Oil Refining and Marketing — 5.2%
5,114,549	Reliance Industries, Ltd.	72,739,625
Property and Casualty Insurance — 1.1%
2,756,534	Reliance Capital, Ltd.	15,861,039
Real Estate Operating/Development — 3.8%
2,475,538	China Overseas Land & Investment, Ltd.	6,824,848
1,998,991	DLF, Ltd.	8,633,052
70,494,732	Evergrande Real Estate Group, Ltd.	28,425,661
5,510,620	PDG Realty S.A. Empreendimentos e Participacoes	8,484,172
		52,367,733
Steel - Producers — 2.3%
1,601,481	ThyssenKrupp A.G.	32,564,945
Sugar — 0.1%
5,539,932	Bajaj Hindusthan, Ltd.	1,931,764
426,300	Bajaj Hindusthan, Ltd. (GDR) (144A)	148,651
		2,080,415
Toys — 3.3%
430,100	Nintendo Co., Ltd.**	46,382,437
Wireless Equipment — 4.4%
4,913,195	Telefonaktiebolaget L.M. Ericsson - Class B **	61,243,351
Total Investments (total cost $1,504,060,287) – 100.0%		$ 1,391,417,330

Summary of Investments by Country – (Long Positions) March 31, 2013 (unaudited)
Country	Value	% of Investment Securities
Australia	$49,042,259	3.5%
Bermuda	136,265,173	9.8%
Brazil	120,182,736	8.6%
Canada	29,470,737	2.1%
Cayman Islands	62,280,635	4.5%
France	88,463,338	6.4%
Germany	63,494,873	4.6%
Hong Kong	32,331,578	2.3%
India	199,086,705	14.3%
Ireland	40,260,399	2.9%
Japan	122,836,288	8.8%
Mexico	17,955,515	1.3%
Netherlands	11,972,839	0.9%
Spain	58,499,322	4.2%
Sri Lanka	35,682,109	2.6%
Sweden	61,243,351	4.4%
Switzerland	3,510,785	0.2%
Turkey	12,024,372	0.9%
United Kingdom	66,773,875	4.8%
United States	180,040,441	12.9%
Total	$1,391,417,330	100.0%

Forward Currency Contracts, Open March 31, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC: Japanese Yen 4/18/13	3,575,000,000	$ 37,987,739	$ (849,512)
HSBC Securities (USA), Inc.: Japanese Yen 5/2/13	3,555,000,000	37,779,073	(807,483)
JPMorgan Chase & Co.: Japanese Yen 4/11/13	3,931,000,000	41,768,499	443,205
RBC Capital Markets Corp.: Japanese Yen 5/9/13	3,790,000,000	40,278,800	(320,551)
Total		$ 157,814,111	$ (1,534,341)

Total Return Swaps outstanding at March 31, 2013

Counterparty	Notional Amount	Return Paid by the Portfolio	Return Received by the Portfolio	Termination Date	Unrealized Depreciation
Credit Suisse International	$ 12,635,566	1 month USD LIBOR plus 75 basis points	Moscow Exchange MICEX	9/16/14	$ (1,699,960)
Morgan Stanley & Co. International PLC	5,603,909,712 JPY	1 day JPY LIBOR plus 50 basis points	Custom Japanese Basket	12/30/14	(2,597,669)
Morgan Stanley & Co. International PLC	$ 23,598,003	1 month USD LIBOR plus 85 basis points	Sberbank	1/20/15	(2,438,963)
UBS A.G.	28,369,956	1 month USD LIBOR plus 85 basis points	Sberbank	8/16/13	(1,936,734)
Total					$ (8,673,326)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.
ß	Security is illiquid.

ºº Schedule of Fair Valued Securities (as of March 31, 2013)

	Value	Value as a % of Total Investments
Janus Aspen Overseas Portfolio
Chaoda Modern Agriculture Holdings, Ltd.	$ 1,800,504	0.1%

Securities are valued at “fair value” pursuant to procedures adopted by the Portfolio’s Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted as to resale and may not have a readily available market.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2013 is indicated in the table below:

Portfolio	Value	Value as a % of Total Investments
Janus Aspen Overseas Portfolio	$ 148,651	0.0%

£	The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a portfolio holds 5% or more of the outstanding voting securities at any time during the period ended March 31, 2013.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 3/31/13
Janus Aspen Overseas Portfolio
Paul Y Engineering Group, Ltd. (1)	95,534,000	$8,463,114	-	$ -	$ -	$ -	$ 9,230,576
(1)	Company was no longer an affiliate as of March 31, 2013.

The following is a summary of inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.
Valuation Inputs Summary (as of March 31, 2013)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Common Stock
Agricultural Operations	$ —	$ —	$ 1,800,504
E-Commerce/Services	—	12,955,318	—
Food - Retail	—	11,972,839	—
Internet Content - Entertainment	—	19,099,152	—
Oil Companies - Integrated	17,542,357	65,532,776	—
Sugar	1,931,764	148,651	—
All Other	1,260,433,969	—	—

Total Investments in Securities	$1,279,908,090	$109,708,736	$ 1,800,504
Other Financial Instruments(b):	$ —	$(10,207,667)	$ —

(a)	Includes fair value factors.
(b)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2013 is noted below.

Portfolio	Aggregate Value
Janus Aspen Overseas Portfolio	$ 329,830,671

Janus Aspen Perkins Mid Cap Value Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 87.6%
Aerospace and Defense — 1.6%
19,800	General Dynamics Corp.	$1,396,098
15,000	Rockwell Collins, Inc.	946,800
		2,342,898
Agricultural Chemicals — 0.5%
13,200	Mosaic Co.	786,852
Apparel Manufacturers — 0.6%
5,000	VF Corp.	838,750
Applications Software — 0.9%
21,800	Check Point Software Technologies, Ltd.*	1,024,382
11,700	Microsoft Corp.	334,737
		1,359,119
Automotive - Truck Parts and Equipment - Original — 2.2%
40,800	Johnson Controls, Inc.	1,430,856
22,900	Lear Corp.	1,256,523
9,100	TRW Automotive Holdings Corp.*	500,500
		3,187,879
Brewery — 0.6%
18,500	Molson Coors Brewing Co. - Class B	905,205
Building - Residential and Commercial — 0.5%
31,000	D.R. Horton, Inc.	753,300
Cellular Telecommunications — 1.7%
86,500	Vodafone Group PLC (ADR)	2,457,465
Commercial Banks — 2.4%
15,000	Bank of Hawaii Corp.	762,150
31,600	CIT Group, Inc.*	1,373,968
11,100	Cullen / Frost Bankers, Inc.	694,083
65,544	Fulton Financial Corp.	766,865
		3,597,066
Commercial Services - Finance — 1.3%
18,000	Global Payments, Inc.	893,880
71,300	Western Union Co.	1,072,352
		1,966,232
Computers - Integrated Systems — 0.8%
40,000	Diebold, Inc.	1,212,800
Dental Supplies and Equipment — 0.8%
33,000	Patterson Cos., Inc.	1,255,320
Diversified Minerals — 0.8%
42,000	Teck Resources, Ltd. - Class B	1,182,720
Electric - Integrated — 2.5%
11,100	Entergy Corp.	701,964
24,500	Exelon Corp.	844,760
70,400	PPL Corp.	2,204,224
		3,750,948
Electronic Components - Miscellaneous — 0.5%
21,200	Garmin, Ltd.	700,448
Electronic Components – Semiconductors — 1.1%
29,700	Altera Corp.	1,053,459
45,000	QLogic Corp.*	522,000
		1,575,459
Electronic Design Automation — 0.8%
31,000	Synopsys, Inc.*	1,112,280
Electronic Measuring Instruments — 0.4%
15,800	Agilent Technologies, Inc.	663,126
Electronic Security Devices — 1.0%
44,900	Tyco International, Ltd. (U.S. Shares)	1,436,800
Engineering - Research and Development Services — 2.6%
36,000	Jacobs Engineering Group, Inc.*	2,024,640
54,700	KBR, Inc.	1,754,776
		3,779,416
Fiduciary Banks — 0.9%
21,500	State Street Corp.	1,270,435
Finance - Credit Card — 1.4%
45,400	Discover Financial Services	2,035,736
Finance - Investment Bankers/Brokers — 0.7%
23,500	Raymond James Financial, Inc.	1,083,350
Finance - Other Services — 0.6%
5,500	IntercontinentalExchange, Inc.*	896,885
Food - Miscellaneous/Diversified — 0.5%
18,600	Unilever PLC (ADR)	785,664
Food - Retail — 0.6%
27,200	Kroger Co.	901,408
Food - Wholesale/Distribution — 0.7%
28,400	Sysco Corp.	998,828
Gas - Transportation — 0.4%
13,700	AGL Resources, Inc.	574,715
Gold Mining — 0.8%
36,300	Goldcorp, Inc. (U.S. Shares)	1,220,769
Human Resources — 0.8%
30,679	Robert Half International, Inc.	1,151,383
Instruments - Scientific — 1.3%
12,100	PerkinElmer, Inc.	407,044
20,200	Thermo Fisher Scientific, Inc.	1,545,098
		1,952,142
Insurance Brokers — 1.1%
43,000	Marsh & McLennan Cos., Inc.	1,632,710
Internet Security — 0.6%
35,200	Symantec Corp.*	868,736
Investment Management and Advisory Services — 2.6%
26,900	Ameriprise Financial, Inc.	1,981,185
61,700	Invesco, Ltd.	1,786,832
10,247	Och-Ziff Capital Management Group LLC - Class A	95,809
		3,863,826
Life and Health Insurance — 1.0%
24,000	Torchmark Corp.	1,435,200
Machinery - Farm — 0.7%
11,700	Deere & Co.	1,005,966
Machinery - General Industrial — 0.5%
27,000	Babcock & Wilcox Co.	767,070
Medical - Biomedical and Genetic — 0.9%
14,300	Charles River Laboratories International, Inc.*	633,061
11,238	Life Technologies Corp.*	726,312
		1,359,373
Medical - Generic Drugs — 1.0%
35,800	Teva Pharmaceutical Industries, Ltd. (ADR)	1,420,544
Medical - HMO — 1.7%
25,100	Aetna, Inc.	1,283,112
10,300	Health Net, Inc.*	294,786
14,000	WellPoint, Inc.	927,220
		2,505,118
Medical - Wholesale Drug Distributors — 1.0%
13,000	McKesson Corp.	1,403,480
Medical Labs and Testing Services — 1.9%
8,200	Covance, Inc.*	609,424
24,200	Laboratory Corp. of America Holdings*	2,182,840
		2,792,264
Medical Products — 2.4%
27,900	Hill-Rom Holdings, Inc.	982,638
22,100	Stryker Corp.	1,441,804
15,000	Zimmer Holdings, Inc.	1,128,300
		3,552,742
Medical Sterilization Products — 0.5%
18,400	STERIS Corp.	765,624
Metal - Copper — 0.3%
14,000	Freeport-McMoRan Copper & Gold, Inc.	463,400
Metal Processors and Fabricators — 0.2%
13,700	Kaydon Corp.	350,446
Multi-Line Insurance — 1.1%
31,900	Allstate Corp.	1,565,333
Networking Products — 1.0%
26,000	Cisco Systems, Inc.	543,660
84,800	Polycom, Inc.*	939,584
		1,483,244
Non-Hazardous Waste Disposal — 0.7%
29,400	Republic Services, Inc.	970,200
Oil and Gas Drilling — 0.5%
12,000	Ensco PLC - Class A	720,000
Oil Companies - Exploration and Production — 5.9%
10,700	Anadarko Petroleum Corp.	935,715
22,400	Devon Energy Corp.	1,263,808
8,100	EQT Corp.	548,775
1	Lone Pine Resources, Inc.*	1
16,018	Noble Energy, Inc.	1,852,642
44,300	QEP Resources, Inc.	1,410,512
102,000	Talisman Energy, Inc.	1,249,500
27,800	Whiting Petroleum Corp.*	1,413,352
		8,674,305
Oil Companies - Integrated — 1.0%
19,800	Hess Corp.	1,417,878
Oil Field Machinery and Equipment — 0.8%
16,700	National Oilwell Varco, Inc.	1,181,525
Pipelines — 1.1%
28,500	Plains All American Pipeline L.P.	1,609,680
Property and Casualty Insurance — 0.5%
8,800	Travelers Cos., Inc.	740,872
Reinsurance — 2.1%
7,700	Everest Re Group, Ltd.	999,922
11,200	PartnerRe, Ltd.	1,042,832
18,600	Reinsurance Group of America, Inc.	1,109,862
		3,152,616
REIT - Apartments — 2.1%
15,521	American Campus Communities, Inc.	703,722
11,000	AvalonBay Communities, Inc.	1,393,370
7,700	BRE Properties, Inc.	374,836
6,200	Mid-America Apartment Communities, Inc.	428,172
7,678	Silver Bay Realty Trust Corp.	158,935
		3,059,035
REIT - Diversified — 1.7%
17,300	Potlatch Corp.	793,378
13,200	Rayonier, Inc.	787,644
28,630	Weyerhaeuser Co.	898,409
		2,479,431
REIT - Hotels — 1.3%
121,100	DiamondRock Hospitality Co.	1,127,441
42,077	Host Hotels & Resorts, Inc.	735,927
		1,863,368
REIT - Mortgage — 1.8%
26,900	Redwood Trust, Inc.	623,542
156,700	Two Harbors Investment Corp.	1,975,987
		2,599,529
REIT - Multi-Housing — 0.6%
11,000	Equity Lifestyle Properties, Inc.	844,800
REIT - Office Property — 1.2%
12,500	Alexandria Real Estate Equities, Inc.	887,250
9,000	Boston Properties, Inc.	909,540
		1,796,790
REIT - Regional Malls — 0.5%
8,800	Taubman Centers, Inc.	683,408
REIT - Storage — 0.5%
4,985	Public Storage	759,315
Retail - Apparel and Shoe — 0.8%
52,500	Aeropostale, Inc.*	714,000
13,000	Men's Wearhouse, Inc.	434,460
		1,148,460
Retail - Major Department Stores — 0.4%
10,200	Nordstrom, Inc.	563,346
Retail - Regional Department Stores — 1.2%
28,000	Kohl's Corp.	1,291,640
10,100	Macy's, Inc.	422,584
		1,714,224
Savings/Loan/Thrifts — 0.7%
41,685	First Niagara Financial Group, Inc.	369,329
40,217	Washington Federal, Inc.	703,798
		1,073,127
Semiconductor Components/Integrated Circuits — 1.2%
32,000	Analog Devices, Inc.	1,487,680
4,400	QUALCOMM, Inc.	294,580
		1,782,260
Semiconductor Equipment — 0.7%
81,300	Applied Materials, Inc.	1,095,924
Super-Regional Banks — 3.4%
18,000	Comerica, Inc.	647,100
93,800	Fifth Third Bancorp	1,529,878
26,000	PNC Financial Services Group, Inc.	1,729,000
37,000	SunTrust Banks, Inc.	1,065,970
		4,971,948
Telephone - Integrated — 0.5%
23,000	CenturyLink, Inc.	807,990
Tools - Hand Held — 1.0%
17,900	Stanley Black & Decker, Inc.	1,449,363
Transportation - Marine — 1.7%
18,200	Kirby Corp.*	1,397,760
20,900	Tidewater, Inc.	1,055,450
		2,453,210
Transportation - Railroad — 2.5%
7,800	Canadian Pacific Railway, Ltd. (U.S. Shares)	1,017,666
31,300	CSX Corp.	770,919
6,900	Kansas City Southern	765,210
15,000	Norfolk Southern Corp.	1,156,200
		3,709,995
Transportation - Truck — 0.4%
7,200	J.B. Hunt Transport Services, Inc.	536,256
Total Common Stock (cost $103,751,810)		128,829,329
Repurchase Agreement — 12.4%
$18,210,000	ING Financial Markets LLC, 0.1600%, dated 3/28/13, maturing 4/1/13, to be repurchased at $18,210,324, collateralized by $25,018,767 in U.S. Treasuries 0.0000%-6.3750%, 1/15/23-8/15/29, with a value of $18,574,480	18,210,000
Total Investments (total cost $121,961,810) – 100.0%		$147,039,329

Summary of Investments by Country – (Long Positions) March 31, 2013 (unaudited)
Country	Value	% of Investment Securities
Bermuda	$3,829,586	2.6%
Canada	4,670,655	3.2%
Israel	1,420,544	1.0%
Switzerland	2,137,248	1.4%
United Kingdom	3,963,129	2.7%
United States††	131,018,167	89.1%
Total	$147,039,329	100.0%

††	Includes Cash Equivalents of 12.4%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2013)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Cellular Telecommunications	$ -	$ 2,457,465	$ -
Food - Miscellaneous/Diversified	-	785,664	-
Medical - Generic Drugs	-	1,420,544	-
All Other	124,165,656	-	-

Repurchase Agreement	-	18,210,000	-

Total Investments in Securities	$124,165,656	$22,873,673	$-
(a)	Includes fair value factors.

Janus Aspen Protected Series - Growth

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts		Value
Common Stock — 98.6%
Agricultural Chemicals — 1.4%
726	Monsanto Co.	$76,687
Apparel Manufacturers — 1.8%
1,408	Coach, Inc.	70,386
3,200	Prada SpA	32,568
		102,954
Applications Software — 1.8%
1,574	Intuit, Inc.	103,333
Athletic Footwear — 2.1%
2,010	NIKE, Inc. - Class B	118,610
Beverages - Wine and Spirits — 1.9%
848	Pernod-Ricard S.A.	105,656
Brewery — 3.5%
1,209	Anheuser-Busch InBev N.V. (ADR)	120,356
1,546	SABMiller PLC	81,358
		201,714
Cable/Satellite Television — 1.4%
798	Time Warner Cable, Inc.	76,656
Commercial Services - Finance — 1.4%
151	MasterCard, Inc. - Class A	81,711
Computer Aided Design — 1.0%
684	ANSYS, Inc.*	55,691
Computers — 6.7%
858	Apple, Inc.**	379,777
Computers - Integrated Systems — 0.3%
264	Teradata Corp.*	15,447
Computers - Memory Devices — 0.4%
865	EMC Corp.*	20,665
Consulting Services — 0.8%
730	Verisk Analytics, Inc. - Class A*	44,990
Containers - Metal and Glass — 1.0%
1,230	Ball Corp.	58,523
Cosmetics and Toiletries — 1.0%
503	Colgate-Palmolive Co.	59,369
Distribution/Wholesale — 2.2%
801	Fastenal Co.	41,131
382	W.W. Grainger, Inc.	85,943
		127,074
Diversified Operations — 1.7%
1,527	Danaher Corp.	94,903
E-Commerce/Products — 2.5%
123	Amazon.com, Inc.*	32,778
2,015	eBay, Inc.*	109,254
		142,032
E-Commerce/Services — 0.5%
40	priceline.com, Inc.*	27,517
Electronic Components - Miscellaneous — 1.7%
2,236	TE Connectivity, Ltd. (U.S. Shares)	93,755
Electronic Components – Semiconductors — 0.9%
6,256	ON Semiconductor Corp.*	51,800
Electronic Connectors — 1.2%
921	Amphenol Corp. - Class A	68,753
Electronic Security Devices — 1.0%
1,759	Tyco International, Ltd. (U.S. Shares)	56,288
Enterprise Software/Services — 3.2%
1,470	Informatica Corp.*	50,671
4,128	Oracle Corp.	133,499
		184,170
Finance - Credit Card — 0.4%
144	Visa, Inc. - Class A	24,457
Food - Miscellaneous/Diversified — 0.3%
422	Unilever N.V.	17,284
Food - Retail — 1.0%
674	Whole Foods Market, Inc.	58,470
Industrial Automation and Robotics — 1.1%
400	FANUC Corp.	61,156
Industrial Gases — 1.0%
530	Praxair, Inc.	59,116
Instruments - Controls — 1.2%
1,987	Sensata Technologies Holding N.V.*	65,313
Internet Content - Information/News — 0.4%
118	LinkedIn Corp. - Class A*	20,775
Investment Management and Advisory Services — 0.8%
622	T. Rowe Price Group, Inc.	46,569
Life and Health Insurance — 0.5%
6,600	AIA Group, Ltd.	28,909
Medical - Biomedical and Genetic — 5.2%
156	Alexion Pharmaceuticals, Inc.*	14,374
862	Celgene Corp.*	99,914
2,757	Gilead Sciences, Inc.*	134,900
810	Vertex Pharmaceuticals, Inc.*	44,534
		293,722
Medical - Drugs — 5.0%
2,687	AbbVie, Inc.	109,576
980	Medivation, Inc.*	45,835
948	Shire PLC	28,862
565	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	42,386
1,768	Zoetis, Inc.	59,051
		285,710
Medical - Generic Drugs — 1.2%
593	Perrigo Co.	70,407
Medical - HMO — 0.8%
895	Aetna, Inc.	45,752
Medical Products — 0.6%
451	Varian Medical Systems, Inc.*	32,472
Metal Processors and Fabricators — 2.5%
734	Precision Castparts Corp.	139,181
Multimedia — 1.3%
976	News Corp. - Class A	29,787
742	Walt Disney Co.	42,146
		71,933
Networking Products — 0.5%
1,371	Cisco Systems, Inc.	28,668
Oil and Gas Drilling — 0.7%
676	Helmerich & Payne, Inc.	41,033
Oil Companies - Exploration and Production — 1.8%
321	EOG Resources, Inc.	41,111
534	Noble Energy, Inc.	61,762
		102,873
Oil Field Machinery and Equipment — 1.3%
623	Dresser-Rand Group, Inc.*	38,414
514	National Oilwell Varco, Inc.	36,366
		74,780
Pharmacy Services — 1.8%
1,798	Express Scripts Holding Co.*	103,655
Pipelines — 1.7%
2,525	Kinder Morgan, Inc.	97,667
Recreational Vehicles — 0.5%
319	Polaris Industries, Inc.	29,504
REIT - Health Care — 0.6%
448	Ventas, Inc.	32,794
REIT - Regional Malls — 0.6%
215	Simon Property Group, Inc.	34,090
Retail - Apparel and Shoe — 2.5%
3,205	Limited Brands, Inc.*	143,135
Retail - Auto Parts — 1.6%
227	AutoZone, Inc.*	90,067
Retail - Discount — 1.1%
603	Costco Wholesale Corp.	63,984
Retail - Major Department Stores — 1.6%
595	Nordstrom, Inc.	32,862
1,222	TJX Cos., Inc.	57,128
		89,990
Retail - Restaurants — 1.0%
990	Starbucks Corp.	56,390
Semiconductor Components/Integrated Circuits — 1.4%
5,023	Atmel Corp.*	34,960
2,530	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	43,491
		78,451
Soap and Cleaning Preparations — 0.5%
409	Reckitt Benckiser Group PLC	29,315
Software Tools — 1.1%
813	VMware, Inc. - Class A*	64,129
Telecommunication Services — 0.9%
1,458	Amdocs, Ltd. (U.S. Shares)	52,853
Television — 1.6%
2,001	CBS Corp. - Class B	93,427
Tobacco — 0.9%
579	Philip Morris International, Inc.	53,679
Toys — 0.9%
1,202	Mattel, Inc.	52,636
Transportation - Railroad — 2.0%
682	Canadian Pacific Railway, Ltd.	89,004
172	Union Pacific Corp.	24,494
		113,498
Vitamins and Nutrition Products — 0.4%
311	Mead Johnson Nutrition Co.	24,087
Web Portals/Internet Service Providers — 4.2%
303	Google, Inc. - Class A*	240,591
Wireless Equipment — 2.7%
733	Crown Castle International Corp.*	51,046
1,343	Motorola Solutions, Inc.	85,992
1,144	Telefonaktiebolaget L.M. Ericsson - Class B	14,260
		151,298
Total Common Stock (cost $4,848,721)		5,611,895
U.S. Treasury Notes/Bonds — 0.5%
U.S. Treasury Notes/Bonds:
15,000	0.8750%, 11/30/16	15,206
15,000	1.3750%, 12/31/18	15,368
Total U.S. Treasury Notes/Bonds (cost $30,009)		30,574
Money Market — 0.9%
52,452	Janus Cash Liquidity Fund LLC, 0% (cost $52,452)	52,452
Capital Protection Agreement — 0%
1	Janus Aspen Protected Series - Growth with BNP Paribas Prime Brokerage, Inc. ºº,§ exercise price at 12/31/12 $9.20 (cost $0)	0
Total Investments (total cost $4,931,182) – 100%		$5,694,921

Summary of Investments by Country – (Long Positions) March 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Belgium	$120,356	2.1%
Canada	131,390	2.3%
France	105,656	1.9%
Guernsey	52,853	0.9%
Hong Kong	28,909	0.5%
Italy	32,568	0.6%
Japan	61,156	1.1%
Jersey	28,862	0.5%
Netherlands	82,597	1.4%
Sweden	14,260	0.3%
Switzerland	150,043	2.6%
Taiwan	43,491	0.8%
United Kingdom	110,673	1.9%
United States††	4,732,107	83.1%
Total	$5,694,921	100.0%

††	Includes Cash Equivalents of 0.9%.

Schedule of Purchased Options – Zero Strike Calls	Premium to be Paid	Value	Unrealized Appreciation
BNP IVIX Index Expires September 2013 19,215 contracts Exercise price $0.00	$69,382	$72,887	$3,505

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange

*	Non-income producing security

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates

ºº Schedule of Fair Valued Securities (as of March 31, 2013)

		Value as a % of Investment
	Value	Securities
Janus Aspen Protected Series – Growth Capital Protection Agreement	$0	0.0%

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

§ Schedule of Restricted and Illiquid Securities (as of March 31, 2013)

				Value as a %
	Acquisition	Acquisition		of Investment
	Date	Cost	Value	Securities
Janus Aspen Protected Series – Growth Capital Protection Agreement	12/15/11	$ 0	$ 0	0.0%

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2013 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs

Common Stock
Brewery	$81,358	$120,356	$ —
All Other	5,410,181	—	—
U.S. Treasury Notes/Bonds	—	30,574	—

Money Market	—	52,452	—
Total Investments in Securities	$ 5,491,539	$203,382	$ —
Investments in Purchased Options	$ —	$ (3,505)	$ —

(a)	Includes factor value factors.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as March 31, 2013 is noted below.

Portfolio	Aggregate Value
Janus Aspen Protected Series - Growth	$ 121,723

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for Janus Aspen Balanced Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Flexible Bond Portfolio, Janus Aspen Forty Portfolio, Janus Aspen Moderate Allocation Portfolio, Janus Aspen Global Technology Portfolio, Janus Aspen INTECH U.S. Low Volatility Portfolio, Janus Aspen Janus Portfolio, Janus Aspen Overseas Portfolio, Janus Aspen Perkins Mid Cap Value Portfolio, Janus Aspen Protected Series - Growth and Janus Aspen Worldwide Portfolio (collectively, the “Portfolios” and individually, the “Portfolio”). Janus Aspen Moderate Allocation Portfolio operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets will be invested in other Janus funds (the “underlying funds”). The Portfolios are part of Janus Aspen Series (the "Trust"), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust includes twelve portfolios which include multiple series of shares, with differing investment objectives and policies. Each Portfolio in this report is classified as diversified, as defined in the 1940 Act except for Janus Aspen Forty Portfolio, which is classified as nondiversified. The Portfolios are no-load investments.

Capital Protection Agreement

Janus Aspen Protected Series – Growth (the “Janus Aspen Protected Series Portfolio”) has entered into a Capital Protection Agreement with BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer (the “Capital Protection Provider”), pursuant to which, under certain conditions, the Capital Protection Provider will provide capital protection (the “Protection”), initially up to $500 million, to protect against a decrease in the “Protected NAV” (or 80% of the highest net asset value (“ NAV”) attained separately by each share class, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items) of each share class so long as the terms and conditions of the Capital Protection Agreement are satisfied. Shareholders cannot transact purchases or redemptions at the Protected NAV. In order to comply with the terms of the Capital Protection Agreement, Janus Aspen Protected Series Portfolio must provide certain information to the Capital Protection Provider and the Janus Aspen Protected Series portfolio manager is required to manage Janus Aspen Protected Series Portfolio within certain risk parameters on a daily basis as identified by the Capital Protection Provider based on a risk allocation methodology. Pursuant to which, the Janus Aspen Protected Series portfolio manager allocates its portfolio assets between and within two investment components: (1) the “Equity Component,” through which Janus Aspen Protected Series Portfolio seeks to achieve growth of capital by investing primarily in common stocks selected for their growth potential, and (2) the “Protection Component,” through which Janus Aspen Protected Series Portfolio seeks to limit downside risk by investing in cash and other investments including, but not limited to, money market instruments, U.S. Treasuries, and other equity market risk reducing instruments, such as short index futures. This risk allocation methodology factors in, among other things, market volatility, Janus Aspen Protected Series Portfolio’s exposure to industries, sectors, or countries, and liquidity of Janus Aspen Protected Series Portfolio’s holdings. Janus Aspen Protected Series Portfolio’s asset allocation will vary over time depending on equity market conditions and the portfolio composition. As a result, Janus Aspen Protected Series Portfolio’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds. The Capital Protection Agreement also imposes very specific reporting and monitoring obligations on Janus Aspen Protected Series Portfolio, on Janus Capital Management LLC (“Janus Capital”), and indirectly on Janus Aspen Protected Series Portfolio’s custodian. While in some instances the parties will be afforded some opportunity to remedy certain breaches, failure to do so within specified cure periods could result in the termination of the Capital Protection Agreement at the option of the Capital Protection Provider.

The Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms by mutual agreement of Janus Aspen Protected Series Portfolio and the Capital Protection Provider. There are numerous events that can cause the Capital Protection Agreement to terminate prior to the expiration of any effective term, including the NAV of either share class of Janus Aspen Protected Series Portfolio falling below its respective corresponding Protected NAV. In the event of termination of the Capital Protection Agreement, the Capital Protection Provider is obligated to pay any settlement amount due to Janus Aspen Protected Series Portfolio pursuant to the agreement. However, the Protection will terminate without any obligation by the Capital Protection Provider to make any payment to Janus Aspen Protected Series Portfolio if the termination of the Capital Protection Agreement results from acts or omissions of Janus Aspen Protected Series Portfolio, Janus Capital or certain key employees of Janus Capital, or Janus Aspen Protected Series Portfolio’s custodian that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act which causes a decrease of 1% or more in the NAV per share of any class of shares of Janus Aspen Protected Series Portfolio. In addition, the Capital Protection Provider has the right to terminate the Capital Protection Agreement should the aggregate protected amount exceed the maximum settlement amount. In the event of any termination of the Capital Protection Agreement, Janus Aspen Protected Series Portfolio will be converted or cash and cash equivalents, the Capital Protection Provider will pay Janus Aspen Protected Series Portfolio any amounts due related to the Protection, and Janus Aspen Protected Series Portfolio is expected to be liquidated. Only shareholders who hold their shares and sell those shares on the date that the Capital Protection Agreement terminates are entitled to receive the Protected NAV from Janus Aspen Protected Series Portfolio. The Capital Protection Provider’s obligations to Janus Aspen Protected Series Portfolio are subject to all of the terms, conditions, and limitations of the Capital Protection Agreement and terminate upon the triggering of the capital protection. None of Janus Aspen Protected Series Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares will cover any shortfall, therefore a shareholder could lose money including amounts that would have otherwise been protected.

Pursuant to the Capital Protection Agreement, the Capital Protection Provider has agreed to provide capital protection to protect Janus Aspen Protected Series Portfolio against a decrease in the NAV per share for each share class of Janus Aspen Protected Series Portfolio below 80% of the highest NAV per share for the share class attained since the inception of the share class, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items, provided the terms and conditions of the Capital Protection Agreement are satisfied and the agreement is not otherwise void. For this capital protection, Janus Aspen Protected Series Portfolio pays the Capital Protection Provider, under the Capital Protection Agreement, a fee equal to 0.75% of the aggregate protected amount, which is calculated daily and paid monthly. Because the Capital Protection Fee is based on the aggregate protected assets of the Portfolio rather than on the total net assets, it can fluctuate between 0.60% and 0.75% of the Portfolio’s total net assets.

The Protected NAV for each share class as well as the percentages of Portfolio assets that are allocated between the Equity Component and the Protection Component will be posted on the Janus website at janus.com/variable-insurance. Should a termination or liquidation event occur, shareholders who own shares of any share class on the termination date would be entitled to receive, from Janus Aspen Protected Series Portfolio within the time frame allowed under the Capital Protection Agreement, either the Protected NAV or the then-current NAV for their share class, whichever is higher, which, in addition, will include any protection amount. Please refer to the Prospectus for information regarding how the Protection works in the event it is triggered and Janus Aspen Protected Series Portfolio proceeds to liquidation, as well as how the Protection is calculated to help you understand the 80% protection of the NAV per share.

The following accounting policies have been followed by the Portfolios and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter (“OTC”) markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolios' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Portfolios are identified between the closing of their principal markets and the time the NAV is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Portfolios' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Portfolios use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Portfolios' Trustees.

Foreign Currency Translations

The Portfolios do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held as of March 31, 2013. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held as of March 31, 2013, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolios may invest in various types of derivatives, which may at times result in significant derivative exposure. Janus Aspen INTECH U.S. Low Volatility Portfolio may invest, to a limited extent, in certain types of derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolios may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by one or more of the Portfolios during the period ended March 31, 2013 is discussed in further detail below.

The Portfolios may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Portfolios invest in a derivative for speculative purposes, the Portfolios will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolios may not use any derivative to gain exposure to an asset or class of assets in which they would be prohibited by their respective investment restrictions from purchasing directly. The Portfolios’ ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolios to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including, but not limited to, counterparty risk, credit risk, currency risk, equity risk, index risk, interest rate risk, leverage risk, and liquidity risk, as described below.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs.

OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk. In an effort to mitigate credit risk associated with derivatives traded OTC, a Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, a Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

In pursuit of their investment objectives, each Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

  Counterparty Risk – Counterparty risk is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Portfolio.
  Credit Risk – Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
  Currency Risk – Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
  Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
  Index Risk – If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
  Interest Rate Risk – Interest rate risk is the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Portfolio’s NAV to likewise decrease, and vice versa.
  Leverage Risk – Leverage risk is the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Portfolio creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
  Liquidity Risk – Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract ("forward currency contract") is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be in U.S. dollars or a foreign currency). The Portfolios, except Janus Aspen INTECH U.S. Low Volatility Portfolio and Janus Aspen Moderate Allocation Portfolio, may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolios may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Portfolios are subject to currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Forward currency contracts held by the Portfolios are fully collateralized by other securities, which are denoted on the accompanying Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Portfolios' custodian.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Portfolios may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Portfolios are subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Portfolios may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities held by the Portfolios that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Portfolios’ custodian or with the counterparty broker.

With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Portfolios are subject to interest rate risk, liquidity risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Portfolios may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Portfolios may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option's expiration date. A European-style option is an option contract that can only be exercised on the option's expiration date. The Portfolios, except Janus Aspen INTECH U.S. Low Volatility Portfolio, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Portfolios generally invest in options to hedge against adverse movements in the value of portfolio holdings.

Janus Aspen Protected Series Portfolio may also utilize swaps, options, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), or other instruments for exposure to the Chicago Board Options Exchange Market Volatility Index (“VIX”) or another volatility index. Such investments would be used in accordance with the risk methodology under the Capital Protection Agreement and would be designed in an effort to limit losses in a sharp market decline. There is no guarantee that using such instruments would be effective in limiting losses, and the use of such instruments could impact the ability to increase returns. There are costs associated with entering into such investments, which can impact returns. The Capital Protection Provider may be the entity used to enter into a transaction related to the VIX and, if so, would receive compensation.

When an option is written, the Portfolios receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Portfolios bear the risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Portfolios may also purchase and write exchange-listed and OTC put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier”. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Portfolios to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by having the counterparty post collateral to cover the Portfolios' exposure to the counterparty.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

Holdings of the Portfolios designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Portfolios give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Portfolios may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Portfolios pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolios' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Portfolios may recognize due to written call options.

Written option activity for the period ended March 31, 2013 is indicated in the table below:

Put Options	Number of Contracts	Premiums Received
Janus Aspen Global Technology Portfolio
Options outstanding at December 31, 2012	125	$190,085
Options written	99	211,306
Options closed	(53)	(87,781)
Options expired	(19)	(26,448)
Options exercised	(53)	(75,856)
Options outstanding at March 31, 2013	99	$ 211,306

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Portfolios, with the exception of Janus Aspen INTECH U.S. Low Volatility Portfolio and Janus Aspen Moderate Allocation Portfolio, may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices or interest rates. The Portfolios are subject to equity risk and interest rate risk in their normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Portfolio. If the other party to a swap defaults, a Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio’s total return. Swap agreements traditionally were privately negotiated and entered into in the OTC market. However, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 now requires certain swap agreements to be cleared through a clearinghouse and traded on an exchange or swap execution facility. New regulations under the Dodd-Frank Act could, among other things, increase the cost of such transactions.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Portfolios’ maximum risk of loss for total return swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by the posting of collateral to the Portfolios to cover the Portfolios’ exposure to the counterparty.

Additional Investment Risk

As with all investments, there are inherent risks when investing in Janus Aspen Protected Series Portfolio. Janus Aspen Protected Series Portfolio’s participation in the Capital Protection Agreement also subjects Janus Aspen Protected Series Portfolio to certain risks not generally associated with equity funds, including but not limited to, allocation risk, maximum settlement amount risk, turnover risk, liquidation risk, opportunity cost risk, capital protection termination risk, underperformance risk, and counterparty risk. For information relating to these and other risks of investing in Janus Aspen Protected Series Portfolio as well as other general information about Janus Aspen Protected Series Portfolio, please refer to Janus Aspen Protected Series Portfolio’s Prospectuses and statements of additional information.

The Portfolios, particularly Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio, may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer. Janus Aspen INTECH U.S. Low Volatility Portfolio does not intend to invest in these types of bonds.

It is important to note that events in both domestic and international equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on a Portfolio, such as a decline in the value and liquidity of many securities held by the Portfolio, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Portfolio expenses. For Janus Aspen Protected Series Portfolio, redemptions, particularly a large redemption, may impact the allocation process, and the NAV of any share class may fall below its Protected NAV. If this happens, it is expected that Janus Aspen Protected Series Portfolio will receive payment of the Settlement Amount from the Capital Protection Provider, if due, and will proceed with the liquidation process as soon as possible following the event. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude a Portfolio's ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Further, the instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited to, the enactment of the Dodd-Frank Act which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More specifically, the Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these government and regulatory measures will not have an adverse effect on the value or marketability of securities held by a Portfolio, including potentially limiting or completely restricting the ability of the Portfolio to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

In addition, European markets have recently experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels, and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal, and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and worldwide sellers of credit default swaps linked to that country’s creditworthiness. These trends have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of all European countries, which in turn may have a material adverse effect on a Portfolio’s investments in such countries, other countries that depend on European countries for significant amounts of trade or investment, or issuers with exposure to European debt.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on a Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Bank Loans

Certain Portfolios, particularly Janus Aspen Balanced Portfolio, Janus Aspen Flexible Bond Portfolio, and certain underlying funds of Janus Aspen Moderate Allocation Portfolio may invest in bank loans, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some bank loans may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolios and underlying funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Portfolios and underlying funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Portfolios and underlying funds. The interest rates paid on a floating rate security in which the Portfolios and underlying funds invest generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Portfolios and underlying funds may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Portfolios and underlying funds may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Portfolios and underlying funds utilize an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range during the period ended March 31, 2013 are indicated in the table below:

Portfolio	Average Monthly Value	Rates
Janus Aspen Balanced Portfolio	$3,747,365	4.2500% - 5.2500%
Janus Aspen Flexible Bond Portfolio	$4,361,929	4.2500% - 5.2500%

Counterparties

Portfolio transactions involving a counterparty, such as the Capital Protection Provider for Janus Aspen Protected Series Portfolio, are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Portfolio. A Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

A shareholder’s ability to receive the Protected NAV from Janus Aspen Protected Series Portfolio is dependent on Janus Aspen Protected Series Portfolio’s ability to collect any settlement from the Capital Protection Provider pursuant to the terms of the Capital Protection Agreement or from BNP Paribas, the parent company of the Capital Protection Provider (the “Parent Guarantor”), under a separate parent guaranty. As such, Janus Aspen Protected Series Portfolio’s ability to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, the Parent Guarantor has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under the Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

A Portfolio may also be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Portfolio's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties. For Janus Aspen Protected Series Portfolio, under the terms of the Capital Protection Agreement, the Protected NAV of each share class will be reduced by any reductions in the NAV per share resulting from such events as, but not limited to, (i) the bankruptcy, insolvency, reorganization or default of a contractual counterparty of Janus Aspen Protected Series Portfolio, including counterparties to derivatives transactions, and entities that hold cash or other assets of the Portfolio; (ii) any trade or pricing error of Janus Aspen Protected Series Portfolio; and (iii) any realized or unrealized losses on any investment of Janus Aspen Protected Series Portfolio in money market funds.

Emerging Market Investing

Within the parameters of their investment policies, each Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.”Investing in emerging markets may involve certain risks and considerations not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Portfolios' investments. In addition, the Portfolios’ investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolios’ investments. To the extent that a Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent a Portfolio invests in Chinese local market equity securities (also known as “A Shares”).

Floating Rate Loans

Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as LIBOR. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (“borrowers”) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolios may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolios may receive fees such as covenant waiver fees or prepayment penalty fees. The Portfolios may pay fees such as facility fees. Such fees may affect the Portfolios’ returns.

Mortgage- and Asset-Backed Securities

The Portfolios, except Janus Aspen Moderate Allocation Portfolio and Janus Aspen INTECH U.S. Low Volatility Portfolio, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government and may not be in the future. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2008, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac. The Portfolios may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying assets fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact the Portfolios’ yield and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans at a faster pace than expected, may shorten the effective maturities of these securities and may result in a Portfolio having to reinvest proceeds at a lower interest rate. In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing the Portfolios’ sensitivity to interest rate changes and causing its price to decline.

Real Estate Investing

The Portfolios may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other securities, including, but not limited to, real estate investment trusts (“REITs”) and similar REIT-like entities such as foreign entities that have REIT characteristics.

Repurchase Agreements

Repurchase agreements held by a Portfolio, as applicable, are fully collateralized, and such collateral is in the possession of the Portfolio's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Restricted Security Transactions

Restricted securities held by the Portfolios may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolios to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Short Sales

The Portfolios, except Janus Aspen INTECH U.S. Low Volatility Portfolio and Janus Aspen Moderate Allocation Portfolio, may engage in "short sales against the box." Short sales against the box involve either selling short a security that the Portfolios own or selling short a security that the Portfolios have the right to obtain, for delivery at a specified date in the future. The Portfolios may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Portfolios do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Portfolios borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolios lose the opportunity to participate in the gain.

The Portfolios, except Janus Aspen INTECH U.S. Low Volatility Portfolio and Janus Aspen Moderate Allocation Portfolio, may also engage in other short sales. The Portfolios may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Portfolios must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Portfolio's net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Portfolios may engage in short sales "against the box" and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which the Portfolio sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Portfolios will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Portfolios are fully collateralized by restricted cash or other securities, which are denoted on the accompanying Schedules of Investments (if applicable). The Portfolios are also required to pay the lender of the security any dividends or interest that accrue on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Portfolio may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Portfolios pay stock loan fees on assets borrowed from the security broker.

The Portfolios may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Portfolios to similar risks. To the extent that the Portfolios enter into short derivative positions, the Portfolios may be exposed to risks similar to those associated with short sales, including the risk that the Portfolios' losses are theoretically unlimited.

Sovereign Debt

A Portfolio may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid.

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Portfolios have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities, excluding securities sold short, for federal income tax purposes as of March 31, 2013 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Portfolio	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Janus Aspen Balanced Portfolio	$ 811,828,901	$ 181,335,999	$ (733,410)	$ 180,602,589
Janus Aspen Enterprise Portfolio	378,159,496	226,234,150	(6,928,833)	219,305,317
Janus Aspen Flexible Bond Portfolio	493,788,377	15,685,592	(1,271,184)	14,414,408
Janus Aspen Forty Portfolio	610,901,020	390,708,969	(25,600,375)	365,108,594
Janus Aspen Global Technology Portfolio	93,840,163	27,688,642	(3,145,154)	24,543,488
Janus Aspen INTECH U.S. Low Volatility Portfolio	33,805,903	2,910,363	(113,136)	2,797,227
Janus Aspen Janus Portfolio	426,194,042	152,254,154	(6,881,145)	145,373,009
Janus Aspen Moderate Allocation Portfolio	2,566,296	85,767	(4,380)	81,387
Janus Aspen Overseas Portfolio	1,506,393,612	274,806,794	(389,783,076)	(114,976,282)
Janus Aspen Perkins Mid Cap Value Portfolio	122,344,389	26,062,773	(1,367,833)	24,694,940
Janus Aspen Protected Series – Growth	4,978,120	774,766	(57,965)	716,801
Janus Aspen Worldwide Portfolio	617,825,311	136,578,755	(42,589,590)	93,989,165

Information on the tax components of securities sold short as of March 31, 2013 are as follows:

Portfolio	Federal Tax Cost	Unrealized (Appreciation)	Unrealized Depreciation	Net (Appreciation)
Janus Aspen Global Technology Portfolio	$ (449,059)	$ (42,954)	$ -	$ (42,954)

Money Market Investments

Pursuant to the provisions of the 1940 Act and rules promulgated thereunder, a Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolios may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. A Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered 2a-7 product. There are no restrictions on the Portfolios’ abilities to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolios to Janus Cash Liquidity Fund LLC. As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated cash management pooled investment vehicles and the Investing Funds.

During the period ended March 31, 2013, the following Portfolios recorded distributions from affiliated investments as affiliated dividend income, and had the following affiliated purchases and sales:

	Purchases	Sales	Dividend	Value
	Shares/Cost	Shares/Cost	Income	at 3/31/13
Janus Cash Liquidity Fund LLC
Janus Aspen Balanced Portfolio	$ 94,404,615	$ (91,933,000)	$ 6,815	$ 14,851,312
Janus Aspen Enterprise Portfolio	25,554,921	(18,217,000)	7,162	19,948,518
Janus Aspen Flexible Bond Portfolio	73,268,452	(78,194,000)	7,888	18,354,313
Janus Aspen Forty Portfolio	70,422,360	(41,337,163)	5,125	53,568,000
Janus Aspen Global Technology Portfolio	5,313,831	(11,495,000)	1,234	1,396,149
Janus Aspen INTECH U.S. Low Volatility Portfolio	15,178,292	(13,050,581)	427	2,636,016
Janus Aspen Janus Portfolio	43,304,169	(55,896,828)	4,882	11,462,487
Janus Aspen Overseas Portfolio	80,419,283	(82,990,283)	2,183	0
Janus Aspen Protected Series - Growth	406,205	(1,112,000)	73	52,452
Janus Aspen Worldwide Portfolio	29,052,293	(28,219,000)	4,770	8,894,883
	$ 437,324,421	$ (422,444,855)	$ 40,559	$ 131,164,130

Affiliated Fund of Funds Transactions

Janus Aspen Moderate Allocation Portfolio may invest in certain funds within the Janus family of funds, of which the funds may be deemed to be under common control as they share the same Board of Trustees. During the period ended March 31, 2013, the Portfolio had the following affiliated purchases and sales:

	Purchases		Sales	Realized		Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 3/31/13
Janus Aspen Moderate Allocation Portfolio
INTECH International Fund - Class I Shares	9,231	$73,161	(527)	$(3,994)	$100	$-	$106,406
INTECH U.S. Growth Fund - Class I Shares	8,040	128,031	(122)	(1,807)	108	-	190,666
INTECH U.S. Value Fund - Class I Shares	15,350	182,902	(323)	(3,463)	274	-	275,625
Janus Aspen Flexible Bond Portfolio - Institutional Shares	49,684	625,865	(738)	(9,436)	(132)	-	883,961
Janus Aspen Overseas Portfolio - Institutional Shares	2,350	91,451	(35)	(1,463)	(95)	-	125,095
Janus Emerging Markets Fund - Class I Shares	2,109	18,290	(31)	(280)	(6)	-	24,066
Janus Fund - Class N Shares	1,092	36,580	(16)	(521)	26	-	54,042
Janus Global Real Estate Fund - Class I Shares	3,426	36,580	(51)	(480)	67	-	51,864
Janus Global Research Fund(1) - Class I Shares	2,699	59,870	(2,208)	(825)	(4)	-	74,963
Janus International Equity Fund - Class N Shares	12,376	146,321	(359)	(4,147)	42	-	212,827
Janus Research Fund - Class N Shares	1,579	54,870	(113)	(3,560)	261	-	84,535
Janus Short-Term Bond Fund - Class N Shares	29,780	91,723	(444)	(1,378)	(10)	521	129,883
Janus Triton Fund - Class N Shares	1,875	36,580	(28)	(553)	(6)	-	54,941
Janus Twenty Fund - Class D Shares	569	36,581	(9)	(551)	(4)	-	53,039
Perkins Large Cap Value Fund - Class N Shares	12,268	182,901	(186)	(2,643)	93	-	271,396
Perkins Small Cap Value Fund - Class N Shares	1,596	36,580	(24)	(556)	(9)	-	54,374
		$1,838,286		$(35,657)	$705	$521	$2,647,683

(1)	Effective March 15, 2013, Janus Global Research Fund merged with and into Janus Worldwide Fund. Following the merger, Janus Worldwide Fund was renamed Janus Global Research Fund.

Valuation Inputs Summary

In accordance with FASB guidance, the Portfolios utilize the "Fair Value Measurements” to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Portfolios' investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolios' Trustees and are categorized as Level 2 in the hierarchy. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), warrants, swaps, investments in mutual funds, OTC options, and forward contracts. The Portfolios use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. These are generally categorized as Level 2 in the hierarchy.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the FASB Guidance. These are categorized as Level 3 in the hierarchy.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolios since the beginning of the fiscal year.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2013 to value the Portfolios’ investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedules of Investments.

FASB Accounting Standards Update, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements,” requires disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Portfolios shall provide quantitative information about the significant unobservable inputs used in the fair value measurement. To meet the objective of the quantitative disclosure, the Portfolios may need to further disaggregate to provide more meaningful information about the significant unobservable inputs used and how these inputs vary over time.

The Portfolios are not required to create quantitative information to comply with this disclosure requirement if quantitative unobservable inputs are not developed by the Portfolios when measuring fair value (for example, when a Portfolio uses prices from prior transactions or third-party pricing information without adjustment). However, when providing this disclosure, the Portfolios cannot ignore quantitative unobservable inputs that are significant to the fair value measurement and are reasonably available to the Portfolios.

In addition, the Accounting Standards Update requires the Portfolios to provide a narrative sensitivity disclosure of the fair value measurement changes in unobservable inputs and the interrelationships between those unobservable inputs for fair value measurements categorized with Level 3 of the fair value hierarchy.

The following table shows transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2013.

Portfolio	Transfers from Level 1 to Level 2	Transfers Out of Level 2 to Level 1
Janus Aspen Balanced Portfolio	$ -	$ 15,616,596
Janus Aspen Enterprise Portfolio	-	12,665,248
Janus Aspen Forty Portfolio	1,997	614,150,352
Janus Aspen Global Technology Portfolio	-	16,683,246
Janus Aspen Janus Portfolio	-	53,005,527
Janus Aspen Overseas Portfolio	-	1,089,583,396
Janus Aspen Worldwide Portfolio	-	249,038,133

Financial assets were transferred from Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the period and no factor was applied at the beginning of the fiscal year.

Financial assets were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the period and no factor was applied at the beginning of the fiscal year.

The Portfolios recognize transfers between the levels as of the beginning of the fiscal year.

Subsequent Events

Effective May 1, 2013 Janus Aspen Moderate Allocation Portfolio changed its name to Janus Aspen Global Allocation Portfolio - Moderate. Other changes regarding investment strategies, investment risks, potential underlying funds, and benchmark indices are detailed in the Portfolio’s prospectuses dated May 1, 2013.

Effective May 1, 2013 Janus Aspen Worldwide Portfolio changed its name to Janus Aspen Global Research Portfolio. Other changes regarding portfolio management, investment strategies, and investment risks are detailed in the Portfolio’s prospectuses dated May 1, 2013.

Management has evaluated whether any other events or transactions occurred subsequent to March 31, 2013 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolios’ filings.

Item 2. Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Aspen Series

By:	/s/ Robin C. Beery
Robin C. Beery,
President and Chief Executive Officer of Janus Aspen Series
(Principal Executive Officer)

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robin C. Beery
Robin C. Beery,
President and Chief Executive Officer of Janus Aspen Series
(Principal Executive Officer)

Date: May 30, 2013

By:	/s/ Jesper Nergaard
Jesper Nergaard,
Vice President, Chief Financial Officer, Treasurer and Principal
Accounting Officer of Janus Aspen Series
(Principal Accounting Officer and Principal Financial Officer)

Date: May 30, 2013